AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 86.5%
Common Stocks — 42.0%
Aerospace & Defense — 0.5%
Airbus SE (France)	2,504	$ 325,093
BAE Systems PLC (United Kingdom)	8,769	61,332
Boeing Co. (The)	1,379	524,668
CAE, Inc. (Canada)	2,300	58,435
Curtiss-Wright Corp.	2,067	267,408
Dassault Aviation SA (France)	27	38,285
Elbit Systems Ltd. (Israel)	738	122,292
General Dynamics Corp.	983	179,624
HEICO Corp.	19,247	2,403,565
Hexcel Corp.	2,890	237,356
L3Harris Technologies, Inc.	936	195,287
Leonardo SpA (Italy)	36,632	431,442
Lockheed Martin Corp.	759	296,056
Meggitt PLC (United Kingdom)	3,503	27,223
Mercury Systems, Inc.*	1,944	157,794
MTU Aero Engines AG (Germany)	401	106,721
Northrop Grumman Corp.	2,485	931,353
Parsons Corp.*	3,456	113,979
Raytheon Co.	858	168,331
Rolls-Royce Holdings PLC (United Kingdom)*	13,149	127,775
Rolls-Royce Holdings PLC (United Kingdom), Entitlement Shares*	1,181,014	1,452
Safran SA (France)	35,278	5,554,850
Singapore Technologies Engineering Ltd. (Singapore)	11,616	32,279
Thales SA (France)	465	53,486
TransDigm Group, Inc.	231	120,275
Ultra Electronics Holdings PLC (United Kingdom)	952	23,595
United Technologies Corp.	5,027	686,286
		13,246,242
Air Freight & Logistics — 0.1%
Air Transport Services Group, Inc.*	6,356	133,603
Bollore SA (France)	58,634	242,930
C.H. Robinson Worldwide, Inc.(a)	2,870	243,319
Cia de Distribucion Integral Logista Holdings SA (Spain)	6,133	119,662
Deutsche Post AG (Germany)	11,432	381,959
DSV A/S (Denmark)	1,230	116,999
Expeditors International of Washington, Inc.	2,061	153,112
Kintetsu World Express, Inc. (Japan)	10,100	142,932
SG Holdings Co. Ltd. (Japan)	1,862	45,587
United Parcel Service, Inc. (Class B Stock)	1,196	143,305
XPO Logistics, Inc.*	1,309	93,685
Yamato Holdings Co. Ltd. (Japan)	8,271	124,849
		1,941,942
Airlines — 0.3%
Air Canada (Canada)*	2,555	83,331
Air France-KLM (France)*	34,256	358,607
Air New Zealand Ltd. (New Zealand)	42,114	73,951
Alaska Air Group, Inc.	3,197	207,517
ANA Holdings, Inc. (Japan)	2,000	67,465
	Shares	Value
Common Stocks (continued)
Airlines (cont’d.)
Copa Holdings SA (Panama) (Class A Stock)(a)	2,015	$ 198,981
Delta Air Lines, Inc.	82,180	4,733,568
Deutsche Lufthansa AG (Germany)	7,198	114,410
International Consolidated Airlines Group SA (United Kingdom)	387,180	2,262,252
Japan Airlines Co. Ltd. (Japan)	2,000	59,383
Singapore Airlines Ltd. (Singapore)	4,449	29,450
SkyWest, Inc.	7,236	415,347
Southwest Airlines Co.	7,347	396,812
United Airlines Holdings, Inc.*	6,932	612,858
		9,613,932
Auto Components — 0.2%
BorgWarner, Inc.	12,947	474,896
Bridgestone Corp. (Japan)	6,008	233,372
Cie Generale des Etablissements Michelin SCA (France)	1,559	173,884
Continental AG (Germany)	573	73,365
Denso Corp. (Japan)	38,822	1,714,263
Faurecia SE (France)	1,681	79,820
Futaba Industrial Co. Ltd. (Japan)	3,800	26,609
Keihin Corp. (Japan)	2,700	39,829
Magna International, Inc. (Canada)	20,677	1,102,170
Nippon Seiki Co. Ltd. (Japan)	700	10,745
NOK Corp. (Japan)	2,300	34,319
Sumitomo Electric Industries Ltd. (Japan)	2,958	37,768
Sumitomo Rubber Industries Ltd. (Japan)	4,900	58,371
Tokai Rika Co. Ltd. (Japan)	5,400	91,845
Toyoda Gosei Co. Ltd. (Japan)	1,972	39,760
Toyota Industries Corp. (Japan)	453	26,140
TS Tech Co. Ltd. (Japan)	500	15,309
Valeo SA (France)	2,918	94,453
Yokohama Rubber Co. Ltd. (The) (Japan)	6,712	135,115
		4,462,033
Automobiles — 0.4%
Bayerische Motoren Werke AG (Germany)	977	68,752
Daimler AG (Germany)	1,046	51,947
Ferrari NV (Italy)	597	92,295
Fiat Chrysler Automobiles NV (United Kingdom)	343,448	4,449,371
Ford Motor Co.	82,829	758,714
General Motors Co.	73,927	2,770,784
Harley-Davidson, Inc.	2,081	74,854
Honda Motor Co. Ltd. (Japan)	16,311	424,306
Isuzu Motors Ltd. (Japan)	5,438	60,152
Mazda Motor Corp. (Japan)	4,159	37,045
Nissan Motor Co. Ltd. (Japan)	8,960	56,049
Peugeot SA (France)	6,939	173,071
Subaru Corp. (Japan)	20,170	571,445
Suzuki Motor Corp. (Japan)	2,952	125,576
Toyota Motor Corp. (Japan)	9,299	624,178
A1

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Automobiles (cont’d.)
Volkswagen AG (Germany)	360	$ 61,836
		10,400,375
Banks — 2.3%
ABN AMRO Bank NV (Netherlands), 144A, CVA	5,557	97,980
Aozora Bank Ltd. (Japan)	2,002	50,170
Australia & New Zealand Banking Group Ltd. (Australia)	20,782	399,888
Banca Popolare di Sondrio SCPA (Italy)	7,961	14,587
Banco Bilbao Vizcaya Argentaria SA (Spain)	26,777	139,553
Banco de Sabadell SA (Spain)	68,779	66,749
Banco Santander SA (Spain)	42,769	174,318
Bank Hapoalim BM (Israel)*	12,764	100,665
Bank Leumi Le-Israel BM (Israel)	14,378	102,303
Bank of America Corp.	28,763	839,017
Bank of East Asia Ltd. (The) (Hong Kong)	46,660	114,967
Bank of Montreal (Canada)	2,242	165,131
Bank of Nova Scotia (The) (Canada)	9,779	555,436
Bank of Queensland Ltd. (Australia)	11,368	76,068
Bankia SA (Spain)	16,967	32,019
Bankinter SA (Spain)	5,336	33,711
Barclays PLC (United Kingdom)	57,914	106,872
BB&T Corp.	3,015	160,911
Bendigo & Adelaide Bank Ltd. (Australia)	7,542	58,527
BNP Paribas SA (France)	114,728	5,587,820
BOC Hong Kong Holdings Ltd. (China)	47,500	161,609
CaixaBank SA (Spain)	10,673	28,029
Canadian Imperial Bank of Commerce (Canada)	1,721	141,995
Citigroup, Inc.	9,919	685,205
Citizens Financial Group, Inc.	147,748	5,225,847
Comerica, Inc.	8,446	557,352
Commerce Bancshares, Inc.	5,873	356,197
Commerzbank AG (Germany)	4,219	24,486
Commonwealth Bank of Australia (Australia)	12,545	683,874
Community Bank System, Inc.	3,158	194,817
Credit Agricole SA (France)	8,498	103,181
Cullen/Frost Bankers, Inc.	3,297	291,949
Dah Sing Financial Holdings Ltd. (Hong Kong)	6,400	23,708
Danske Bank A/S (Denmark)	3,996	55,676
DBS Group Holdings Ltd. (Singapore)	22,270	402,987
DNB ASA (Norway)	54,566	960,987
East West Bancorp, Inc.	7,317	324,070
Erste Group Bank AG (Austria)*	821	27,148
Fifth Third Bancorp	185,552	5,080,414
FinecoBank Banca Fineco SpA (Italy)	12,624	133,812
First Hawaiian, Inc.	4,156	110,965
First Republic Bank	1,043	100,858
Glacier Bancorp, Inc.	7,136	288,723
Hang Seng Bank Ltd. (Hong Kong)	6,700	144,597
Hiroshima Bank Ltd. (The) (Japan)	11,600	57,664
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
HSBC Holdings PLC (United Kingdom)	102,425	$ 785,955
Huntington Bancshares, Inc.(a)	6,924	98,805
ING Groep NV (Netherlands)	8,903	93,264
Intesa Sanpaolo SpA (Italy)	88,111	209,277
Israel Discount Bank Ltd. (Israel) (Class A Stock)	14,423	63,372
Japan Post Bank Co. Ltd. (Japan)	6,876	66,878
JPMorgan Chase & Co.	17,864	2,102,414
KBC Group NV (Belgium)	577	37,503
KeyCorp	8,214	146,538
Lloyds Banking Group PLC (United Kingdom)	130,950	87,102
M&T Bank Corp.	777	122,743
Mebuki Financial Group, Inc. (Japan)	56,620	139,956
Mediobanca Banca di Credito Finanziario SpA (Italy)	5,939	64,920
Mitsubishi UFJ Financial Group, Inc. (Japan)	32,504	165,558
Mizrahi Tefahot Bank Ltd. (Israel)	4,867	121,013
Mizuho Financial Group, Inc. (Japan)	1,080,747	1,660,883
National Australia Bank Ltd. (Australia)	18,478	370,337
National Bank of Canada (Canada)	4,300	213,953
Nishi-Nippon Financial Holdings, Inc. (Japan)	6,300	44,388
Nordea Bank Abp (Finland)	8,382	59,490
North Pacific Bank Ltd. (Japan)	3,000	6,395
Oversea-Chinese Banking Corp. Ltd. (Singapore)	15,589	122,384
PacWest Bancorp	15,458	561,744
People’s United Financial, Inc.	83,865	1,311,229
Pinnacle Financial Partners, Inc.	6,736	382,268
PNC Financial Services Group, Inc. (The)	1,275	178,704
Popular, Inc. (Puerto Rico)	78,379	4,238,736
Prosperity Bancshares, Inc.	4,307	304,203
Regions Financial Corp.	6,664	105,424
Resona Holdings, Inc. (Japan)	42,446	182,893
Royal Bank of Canada (Canada)	7,890	640,026
Royal Bank of Scotland Group PLC (United Kingdom)	14,855	37,819
Seven Bank Ltd. (Japan)	12,900	35,444
Shinsei Bank Ltd. (Japan)	8,041	117,459
Signature Bank	38,181	4,551,939
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	11,619	106,820
Societe Generale SA (France)	5,654	155,041
SpareBank 1 SMN (Norway)	9,274	100,476
Standard Chartered PLC (United Kingdom)	6,111	51,326
Sumitomo Mitsui Financial Group, Inc. (Japan)	9,434	323,638
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,473	53,399
SunTrust Banks, Inc.	807	55,522
SVB Financial Group*	22,362	4,672,540
Svenska Handelsbanken AB (Sweden) (Class A Stock)	6,308	59,090

A2

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Swedbank AB (Sweden) (Class A Stock)	4,635	$ 66,755
Synovus Financial Corp.	12,846	459,373
TCF Financial Corp.	6,092	231,922
Tokyo Kiraboshi Financial Group, Inc. (Japan)	3,800	49,602
Toronto-Dominion Bank (The) (Canada)	14,377	838,301
Turkiye Sinai Kalkinma Bankasi A/S (Turkey)*	1	—
U.S. Bancorp	6,681	369,727
Umpqua Holdings Corp.	7,085	116,619
UniCredit SpA (Italy)	7,066	83,343
United Overseas Bank Ltd. (Singapore)	18,600	345,364
Webster Financial Corp.	6,070	284,501
Wells Fargo & Co.	124,451	6,277,308
Western Alliance Bancorp	51,619	2,378,603
Westpac Banking Corp. (Australia)	22,096	441,799
Wintrust Financial Corp.	3,366	217,545
Zions Bancorp NA	69,928	3,113,195
		65,325,667
Beverages — 0.7%
AG Barr PLC (United Kingdom)	967	6,854
Anheuser-Busch InBev SA/NV (Belgium)	3,785	361,285
Asahi Group Holdings Ltd. (Japan)	5,300	263,311
Britvic PLC (United Kingdom)	13,258	160,051
Brown-Forman Corp. (Class B Stock)(a)	3,106	194,995
Carlsberg A/S (Denmark) (Class B Stock)	1,221	180,507
Coca-Cola Amatil Ltd. (Australia)	4,748	34,147
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	3,371	75,908
Coca-Cola Co. (The)	22,072	1,201,600
Coca-Cola European Partners PLC (United Kingdom)	3,401	188,585
Coca-Cola HBC AG (Switzerland)*	1,965	64,117
Constellation Brands, Inc. (Class A Stock)	185	38,347
Davide Campari-Milano SpA (Italy)	302,209	2,731,678
Diageo PLC (United Kingdom)	149,360	6,104,440
Fevertree Drinks PLC (United Kingdom)	11,366	338,433
Heineken Holding NV (Netherlands)	1,964	195,525
Heineken NV (Netherlands)	1,145	123,728
Kirin Holdings Co. Ltd. (Japan)	10,100	214,193
Molson Coors Brewing Co. (Class B Stock)(a)	13,131	755,032
Monster Beverage Corp.*	67,102	3,895,942
PepsiCo, Inc.	11,301	1,549,367
Pernod Ricard SA (France)	1,708	304,324
Remy Cointreau SA (France)	168	22,318
Royal Unibrew A/S (Denmark)	4,713	388,836
Suntory Beverage & Food Ltd. (Japan)	1,401	60,002
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Takara Holdings, Inc. (Japan)	900	$ 8,943
		19,462,468
Biotechnology — 0.9%
AbbVie, Inc.	70,016	5,301,612
Abcam PLC (United Kingdom)	13,705	193,587
Alexion Pharmaceuticals, Inc.*	36,366	3,561,686
Alkermes PLC*	2,011	39,235
Amgen, Inc.	4,257	823,772
BioGaia AB (Sweden) (Class B Stock)	1,247	54,827
Biogen, Inc.*	18,419	4,288,312
Bluebird Bio, Inc.*	641	58,857
Celgene Corp.*	1,256	124,721
CSL Ltd. (Australia)	1,475	233,234
Emergent BioSolutions, Inc.*	3,679	192,338
Genmab A/S (Denmark)*	115	23,357
Gilead Sciences, Inc.	73,635	4,666,986
Grifols SA (Spain)	1,072	31,613
Incyte Corp.*	59,379	4,407,703
Medicines Co. (The)*	1,714	85,700
Neurocrine Biosciences, Inc.*	1,158	104,347
PeptiDream, Inc. (Japan)*	669	31,968
Regeneron Pharmaceuticals, Inc.*	536	148,686
Sarepta Therapeutics, Inc.*	789	59,427
Seattle Genetics, Inc.*	1,314	112,216
Sinovac Biotech Ltd. (China)*^(a)	3,000	19,513
Vertex Pharmaceuticals, Inc.*	609	103,177
		24,666,874
Building Products — 0.3%
AGC, Inc. (Japan)	1,190	37,043
Allegion PLC	1,660	172,059
Armstrong World Industries, Inc.	2,983	288,456
Assa Abloy AB (Sweden) (Class B Stock)	141,613	3,151,470
Bunka Shutter Co. Ltd. (Japan)	17,600	151,085
Central Glass Co. Ltd. (Japan)	1,700	35,901
Cie de Saint-Gobain (France)	3,293	129,297
Daikin Industries Ltd. (Japan)	340	44,976
dormakaba Holding AG (Switzerland)*	258	166,278
Fortune Brands Home & Security, Inc.	7,120	389,464
Geberit AG (Switzerland)	359	171,342
Johnson Controls International PLC	59,204	2,598,464
Lindab International AB (Sweden)	29,672	302,707
LIXIL Group Corp. (Japan)	29,600	522,277
Masco Corp.	3,072	128,041
Trex Co., Inc.*	2,635	239,601
		8,528,461
Capital Markets — 1.0%
3i Group PLC (United Kingdom)	6,540	93,691
Ameriprise Financial, Inc.	1,866	274,489
Ashmore Group PLC (United Kingdom)	12,182	75,973
ASX Ltd. (Australia)	8,791	480,297
Azimut Holding SpA (Italy)	1,927	36,217
Banca Generali SpA (Italy)	15,817	488,706
Bank of New York Mellon Corp. (The)	3,050	137,890

A3

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
BlackRock, Inc.(a)	195	$ 86,900
Brewin Dolphin Holdings PLC (United Kingdom)	4,086	15,967
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	6,400	339,842
Bure Equity AB (Sweden)	6,521	95,474
Cboe Global Markets, Inc.	7,734	888,714
Charles Schwab Corp. (The)	1,097	45,888
CI Financial Corp. (Canada)	15,078	219,993
Close Brothers Group PLC (United Kingdom)	3,539	61,241
CME Group, Inc.	2,118	447,618
Credit Suisse Group AG (Switzerland)*	4,693	57,519
Daiwa Securities Group, Inc. (Japan)	11,482	51,339
Deutsche Boerse AG (Germany)	1,255	196,141
Euronext NV (Netherlands), 144A	4,629	378,970
Evercore, Inc. (Class A Stock)	4,263	341,466
Flow Traders (Netherlands), 144A	524	13,726
Franklin Resources, Inc.	2,793	80,606
Gimv NV (Belgium)	2,910	175,769
Haitong International Securities Group Ltd. (Hong Kong)	184,000	52,323
Hargreaves Lansdown PLC (United Kingdom)	11,431	291,829
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	9,577	282,131
Houlihan Lokey, Inc.	7,072	318,947
IG Group Holdings PLC (United Kingdom)	57,582	426,407
IGM Financial, Inc. (Canada)	1,451	41,202
IntegraFin Holdings PLC (United Kingdom)	2,698	13,119
Intercontinental Exchange, Inc.	79,173	7,305,293
Intermediate Capital Group PLC (United Kingdom)	17,311	309,551
Investec PLC (South Africa)	8,492	43,661
Japan Exchange Group, Inc. (Japan)	1,565	24,732
Jupiter Fund Management PLC (United Kingdom)	57,014	249,098
London Stock Exchange Group PLC (United Kingdom)	1,835	164,938
LPL Financial Holdings, Inc.	1,740	142,506
M&A Capital Partners Co. Ltd. (Japan)*	800	48,364
Macquarie Group Ltd. (Australia)	656	58,066
Magellan Financial Group Ltd. (Australia)	6,298	218,898
Man Group PLC (United Kingdom)	47,951	102,938
MarketAxess Holdings, Inc.	392	128,380
Moody’s Corp.	2,285	468,037
Morgan Stanley	8,199	349,851
MSCI, Inc.	398	86,664
Nasdaq, Inc.	1,517	150,714
Natixis SA (France)	54,607	226,902
Northern Trust Corp.	61,821	5,769,136
Numis Corp. PLC (United Kingdom)	4,605	12,823
Partners Group Holding AG (Switzerland)	284	217,557
S&P Global, Inc.	2,533	620,534
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Sanne Group PLC (United Kingdom)	7,499	$ 50,174
Schroders PLC (United Kingdom)	1,018	38,434
Singapore Exchange Ltd. (Singapore)	52,960	324,751
St. James’s Place PLC (United Kingdom)	3,148	37,855
Standard Life Aberdeen PLC (United Kingdom)	10,446	36,696
State Street Corp.	2,027	119,978
Stifel Financial Corp.	5,299	304,057
SVG Capital PLC (United Kingdom)*^	23,077	—
T. Rowe Price Group, Inc.	670	76,547
TD Ameritrade Holding Corp.	6,954	324,752
UBS Group AG (Switzerland)*	377,192	4,282,431
Value Partners Group Ltd. (Hong Kong)	113,000	57,096
Virtu Financial, Inc. (Class A Stock)	5,889	96,344
		28,958,152
Chemicals — 1.0%
Air Liquide SA (France)	45,208	6,440,470
Air Products & Chemicals, Inc.	1,898	421,090
Akzo Nobel NV (Netherlands)	54,457	4,856,854
Ashland Global Holdings, Inc.	5,391	415,377
Axalta Coating Systems Ltd.*	4,697	141,615
BASF SE (Germany)	3,066	214,405
Celanese Corp.	1,596	195,175
CF Industries Holdings, Inc.	35,093	1,726,576
Chr Hansen Holding A/S (Denmark)	404	34,292
Covestro AG (Germany), 144A	2,835	140,213
Croda International PLC (United Kingdom)	1,409	84,002
Eastman Chemical Co.	3,985	294,213
Ecolab, Inc.	4,819	954,355
Elkem ASA (Norway), 144A	68,596	167,264
EMS-Chemie Holding AG (Switzerland)	98	61,037
Fujimori Kogyo Co. Ltd. (Japan)	7,200	214,212
Givaudan SA (Switzerland)	55	153,604
HB Fuller Co.	3,181	148,107
Hitachi Chemical Co. Ltd. (Japan)	1,342	43,800
Incitec Pivot Ltd. (Australia)	35,636	81,424
Ingevity Corp.*	1,463	124,121
Israel Corp. Ltd. (The) (Israel)*	65	14,607
Koninklijke DSM NV (Netherlands)	25,434	3,061,119
Kureha Corp. (Japan)	5,100	305,899
Linde PLC (United Kingdom)	2,157	417,854
Methanex Corp. (Canada)	3,501	124,227
Mitsubishi Chemical Holdings Corp. (Japan)	7,106	50,882
Novozymes A/S (Denmark) (Class B Stock)	1,049	44,095
Nutrien Ltd. (Canada)	715	35,619
Orica Ltd. (Australia)	1,703	25,901
Petkim Petrokimya Holding A/S (Turkey)*	1	1
PPG Industries, Inc.	2,238	265,225
Sherwin-Williams Co. (The)	11,437	6,288,863
Shin-Etsu Chemical Co. Ltd. (Japan)	381	41,129
Showa Denko KK (Japan)	1,389	36,753

A4

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Sika AG (Switzerland)	487	$ 71,257
Solvay SA (Belgium)	237	24,608
Symrise AG (Germany)	695	67,631
T Hasegawa Co. Ltd. (Japan)	700	12,990
Taiyo Nippon Sanso Corp. (Japan)	1,822	37,028
Teijin Ltd. (Japan)	2,831	54,672
Toray Industries, Inc. (Japan)	3,812	28,448
Toyo Ink SC Holdings Co. Ltd. (Japan)	4,000	91,224
WR Grace & Co.	3,905	260,698
Yara International ASA (Norway)	1,768	76,221
		28,349,157
Commercial Services & Supplies — 0.3%
Befesa SA (Spain), 144A	1,258	45,032
Brambles Ltd. (Australia)	10,339	79,421
Cewe Stiftung & Co. KGAA (Germany)	564	47,415
Cintas Corp.	3,592	963,015
Copart, Inc.*	3,041	244,284
CT Environmental Group Ltd. (China)*^	198,000	2
Dai Nippon Printing Co. Ltd. (Japan)	47,662	1,234,717
Edenred (France)	1,467	70,434
HomeServe PLC (United Kingdom)	21,534	313,962
IAA, Inc.*	4,144	172,929
Kokuyo Co. Ltd. (Japan)	500	7,003
Loomis AB (Sweden) (Class B Stock)	861	30,263
Mitsubishi Pencil Co. Ltd. (Japan)	1,900	30,255
Park24 Co. Ltd. (Japan)	1,100	25,613
Relia, Inc. (Japan)	11,200	140,208
Rentokil Initial PLC (United Kingdom)	585,826	3,368,996
Republic Services, Inc.	4,357	377,098
Rollins, Inc.	6,426	218,934
Sato Holdings Corp. (Japan)	1,900	51,615
Secom Co. Ltd. (Japan)	3,949	361,710
Securitas AB (Sweden) (Class B Stock)	7,545	115,668
SmartGroup Corp. Ltd. (Australia)	12,633	104,459
Societe BIC SA (France)	1,694	113,764
Sohgo Security Services Co. Ltd. (Japan)	1,000	52,602
Toppan Printing Co. Ltd. (Japan)	5,411	96,293
Waste Management, Inc.	4,076	468,740
		8,734,432
Communications Equipment — 0.3%
Arista Networks, Inc.*	157	37,510
Ciena Corp.*	5,317	208,586
Cisco Systems, Inc.	29,781	1,471,479
F5 Networks, Inc.*	1,422	199,677
Juniper Networks, Inc.	10,101	250,000
Motorola Solutions, Inc.	31,419	5,354,112
NetScout Systems, Inc.*	7,717	177,954
Nokia OYJ (Finland)	16,581	83,844
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	26,762	213,575
Viavi Solutions, Inc.*	23,579	330,224
		8,326,961
	Shares	Value
Common Stocks (continued)
Construction & Engineering — 0.3%
ACS Actividades de Construccion y Servicios SA (Spain)	27,744	$ 1,109,124
Adapteo OYJ (Sweden)*	6,237	71,329
AECOM*	9,397	352,951
Bouygues SA (France)	1,326	53,195
CIMIC Group Ltd. (Australia)	5,016	106,816
Eiffage SA (France)	1,868	193,650
EMCOR Group, Inc.	2,527	217,625
Ferrovial SA (Spain)	35,291	1,019,596
Fukuda Corp. (Japan)	1,000	38,698
Hazama Ando Corp. (Japan)	6,500	48,532
HOCHTIEF AG (Germany)	1,130	129,054
Jacobs Engineering Group, Inc.	3,804	348,066
Kandenko Co. Ltd. (Japan)	12,600	113,212
Koninklijke Volkerwessels NV (Netherlands)	5,773	102,324
Maeda Corp. (Japan)	24,600	215,446
Obayashi Corp. (Japan)	3,392	33,983
Per Aarsleff Holding A/S (Denmark)	2,270	73,604
Shimizu Corp. (Japan)	2,863	25,983
Skanska AB (Sweden) (Class B Stock)	7,795	157,783
Sweco AB (Sweden) (Class B Stock)	3,372	95,676
Toa Corp. (Japan)	5,400	65,591
Valmont Industries, Inc.	1,862	257,775
Veidekke ASA (Norway)	1,266	14,229
Vinci SA (France)	29,057	3,128,444
WSP Global, Inc. (Canada)	5,194	303,560
		8,276,246
Construction Materials — 0.4%
Brickworks Ltd. (Australia)	807	9,624
Buzzi Unicem SpA (Italy)	3,367	77,267
CRH PLC (Ireland)	737	25,375
Forterra PLC (United Kingdom), 144A	13,633	47,709
HeidelbergCement AG (Germany)	27,450	1,987,724
Ibstock PLC (United Kingdom), 144A	15,048	43,906
LafargeHolcim Ltd. (Switzerland)*	29,415	1,446,341
Marshalls PLC (United Kingdom)	2,447	19,886
Martin Marietta Materials, Inc.	21,809	5,977,847
Taiheiyo Cement Corp. (Japan)	2,600	69,935
Vulcan Materials Co.	2,943	445,099
Wienerberger AG (Austria)	5,209	126,870
		10,277,583
Consumer Finance — 0.4%
Acom Co. Ltd. (Japan)	6,969	27,469
Ally Financial, Inc.	159,874	5,301,422
American Express Co.	6,342	750,132
Capital One Financial Corp.	4,837	440,070
Chong Sing Holdings FinTech Gr (China)*^	708,000	1,096
Credit Saison Co. Ltd. (Japan)	7,800	105,140
Discover Financial Services	3,765	305,304
Resurs Holding AB (Sweden), 144A	8,421	49,954
Sun Hung Kai & Co. Ltd. (Hong Kong)	260,000	112,662
Synchrony Financial	162,691	5,546,136
		12,639,385

A5

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Containers & Packaging — 0.1%
Avery Dennison Corp.	3,138	$ 356,383
Ball Corp.	4,911	357,570
Berry Global Group, Inc.*	27,859	1,094,023
Crown Holdings, Inc.*	5,659	373,834
International Paper Co.	7,804	326,363
Packaging Corp. of America	492	52,201
Rengo Co. Ltd. (Japan)	1,000	7,238
Smurfit Kappa Group PLC (Ireland)	7,981	237,333
Westrock Co.	12,807	466,815
		3,271,760
Distributors — 0.0%
Doshisha Co. Ltd. (Japan)	400	6,329
Genuine Parts Co.	2,682	267,100
Inchcape PLC (United Kingdom)	53,003	411,561
Jardine Cycle & Carriage Ltd. (Singapore)	2,568	55,753
LKQ Corp.*	17,289	543,739
		1,284,482
Diversified Consumer Services — 0.0%
Benesse Holdings, Inc. (Japan)	1,600	41,683
Bright Horizons Family Solutions, Inc.*	2,262	344,955
Chegg, Inc.*	2,636	78,948
frontdoor, Inc.*	4,941	239,984
G8 Education Ltd. (Australia)	64,813	112,914
H&R Block, Inc.	3,616	85,410
Japan Best Rescue System Co. Ltd. (Japan)	900	8,795
Meiko Network Japan Co. Ltd. (Japan)	12,700	103,657
OneSpaWorld Holdings Ltd. (Bahamas)*	9,232	143,373
Riso Kyoiku Co. Ltd. (Japan)	20,100	82,074
		1,241,793
Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc. (Class B Stock)*	9,414	1,958,300
Challenger Ltd. (Australia)	5,270	26,295
Eurazeo SE (France)	595	44,287
EXOR NV (Netherlands)	1,207	80,911
Financial Products Group Co. Ltd. (Japan)	5,700	57,253
Fuyo General Lease Co. Ltd. (Japan)	4,100	247,327
Groupe Bruxelles Lambert SA (Belgium)	594	57,069
Hanergy Mobile Energy Hldg Co. (China)*^	148,000	—
Industrivarden AB (Sweden) (Class C Stock)	2,672	58,498
Investor AB (Sweden) (Class B Stock)	4,579	223,802
KBC Ancora (Belgium)	4,104	182,593
Kinnevik AB (Sweden) (Class B Stock)	957	25,198
L E Lundbergforetagen AB (Sweden) (Class B Stock)	2,527	95,153
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	4,526	26,324
	Shares	Value
Common Stocks (continued)
Diversified Financial Services (cont’d.)
Onex Corp. (Canada)	9,021	$ 559,229
ORIX Corp. (Japan)	291,622	4,366,057
Pargesa Holding SA (Switzerland)	656	50,423
Plus500 Ltd. (Israel)	23,965	225,273
Voya Financial, Inc.	74,603	4,061,387
Wendel SA (France)	224	30,901
Zenkoku Hosho Co. Ltd. (Japan)	2,100	82,138
		12,458,418
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	43,578	1,648,992
BCE, Inc. (Canada)	1,722	83,289
BT Group PLC (United Kingdom)	29,941	65,717
Cellnex Telecom SA (Spain), 144A*	1,759	72,720
CenturyLink, Inc.	35,814	446,959
China Tower Corp. Ltd. (China) (Class H Stock), 144A	994,000	226,684
CITIC Telecom International Holdings Ltd. (China)	659,000	239,694
Deutsche Telekom AG (Germany)	28,649	480,780
Elisa OYJ (Finland)	1,009	51,964
GCI Liberty, Inc. (Class A Stock)*	4,015	249,211
HKT Trust & HKT Ltd. (Hong Kong)	48,582	77,117
Infrastrutture Wireless Italiane SpA (Italy), 144A	56,740	589,747
Koninklijke KPN NV (Netherlands)	31,553	98,388
Nippon Telegraph & Telephone Corp. (Japan)	56,715	2,709,844
Orange SA (France)	9,006	141,273
PCCW Ltd. (Hong Kong)	62,670	35,192
Proximus SADP (Belgium)	2,094	62,128
Singapore Telecommunications Ltd. (Singapore)	54,773	122,849
Spark New Zealand Ltd. (New Zealand)	17,654	48,841
Swisscom AG (Switzerland)	306	151,016
Telecom Italia SpA (Italy)*	339,084	193,832
Telecom Italia SpA (Italy), RSP	264,874	145,101
Telefonica Deutschland Holding AG (Germany)	18,566	51,836
Telefonica SA (Spain)	44,785	342,035
Telenor ASA (Norway)	4,327	86,743
Telia Co. AB (Sweden)	30,984	138,703
Telstra Corp. Ltd. (Australia)	38,423	91,038
TELUS Corp. (Canada)	1,109	39,468
Verizon Communications, Inc.	23,714	1,431,377
Vision, Inc. (Japan)*	6,900	100,484
		10,223,022
Electric Utilities — 1.0%
Alliant Energy Corp.	14,795	797,894
American Electric Power Co., Inc.	5,900	552,771
AusNet Services (Australia)	45,309	55,498
Chubu Electric Power Co., Inc. (Japan)	17,902	259,914
Chugoku Electric Power Co., Inc. (The) (Japan)	4,841	62,309
CK Infrastructure Holdings Ltd. (Hong Kong)	11,500	77,323

A6

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
CLP Holdings Ltd. (Hong Kong)	6,092	$ 63,967
Contact Energy Ltd. (New Zealand)	45,469	243,002
Duke Energy Corp.	6,963	667,473
Edison International	13,169	993,206
EDP - Energias de Portugal SA (Portugal)	40,774	158,304
Emera, Inc. (Canada)	2,276	99,915
Endesa SA (Spain)	3,058	80,450
Enel SpA (Italy)	76,389	570,978
Entergy Corp.	3,749	439,983
Evergy, Inc.	3,627	241,413
Eversource Energy	21,842	1,866,836
EVN AG (Austria)	2,277	40,159
Exelon Corp.	70,966	3,428,367
FirstEnergy Corp.	90,412	4,360,571
Fortis, Inc. (Canada)	26,004	1,099,358
Fortum OYJ (Finland)	3,082	72,875
HK Electric Investments & HK Electric Investments Ltd. (Hong Kong)	41,630	39,697
Hydro One Ltd. (Canada), 144A	4,188	77,416
Iberdrola SA (Spain)	54,436	566,073
IDACORP, Inc.	3,719	419,020
Kyushu Electric Power Co., Inc. (Japan)	5,560	52,517
NextEra Energy, Inc.	5,780	1,346,682
Okinawa Electric Power Co., Inc. (The) (Japan)	4,475	70,502
Orsted A/S (Denmark), 144A	3,850	358,190
Pinnacle West Capital Corp.	2,619	254,226
Power Assets Holdings Ltd. (Hong Kong)	14,631	98,303
PPL Corp.	168,133	5,294,508
Red Electrica Corp. SA (Spain)	2,829	57,470
Southern Co. (The)	9,993	617,268
SSE PLC (United Kingdom)	4,861	74,419
Terna Rete Elettrica Nazionale SpA (Italy)	132,238	849,793
Tohoku Electric Power Co., Inc. (Japan)	4,498	43,919
Verbund AG (Austria)	834	45,523
Xcel Energy, Inc.	7,539	489,206
		26,987,298
Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	3,338	65,656
AMETEK, Inc.	3,096	284,275
Eaton Corp. PLC	2,105	175,031
Emerson Electric Co.	5,641	377,157
Hubbell, Inc.	2,954	388,156
Huber + Suhner AG (Switzerland)	2,289	147,199
Legrand SA (France)	2,631	187,873
Mersen SA (France)	1,504	46,934
Mitsubishi Electric Corp. (Japan)	2,845	37,995
Nidec Corp. (Japan)	33,462	4,536,139
nVent Electric PLC	16,142	355,770
Rockwell Automation, Inc.	621	102,341
Schneider Electric SE (France)	66,281	5,811,289
Sensata Technologies Holding PLC*	6,628	331,798
	Shares	Value
Common Stocks (continued)
Electrical Equipment (cont’d.)
Signify NV (Netherlands), 144A	21,107	$ 580,566
Sino-American Electronic Co. Ltd. (Taiwan)*^	1,183	—
Tech Pro Technology Development Ltd. (Hong Kong)*^	731,600	9
Ushio, Inc. (Japan)	600	8,518
Vestas Wind Systems A/S (Denmark)	848	65,684
		13,502,390
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp. (Class A Stock)	2,071	199,852
Anxin-China Holdings Ltd. (Hong Kong)*^	196,000	—
Barco NV (Belgium)	74	14,605
Canon Electronics, Inc. (Japan)	1,100	18,724
FLIR Systems, Inc.	780	41,020
Halma PLC (United Kingdom)	87,293	2,112,684
Hamamatsu Photonics KK (Japan)	944	35,287
Hexagon AB (Sweden) (Class B Stock)	1,312	63,192
Hitachi High-Technologies Corp. (Japan)	452	26,260
Hitachi Ltd. (Japan)	138,660	5,196,788
Ibiden Co. Ltd. (Japan)	11,100	224,824
II-VI, Inc.*	5,315	187,141
Ingenico Group SA (France)	353	34,396
Isra Vision AG (Germany)	1,308	55,046
Jabil, Inc.	11,674	417,579
Japan Aviation Electronics Industry Ltd. (Japan)	3,500	50,016
Keyence Corp. (Japan)	5,533	3,448,513
Keysight Technologies, Inc.*	56,389	5,483,830
Kyocera Corp. (Japan)	57,372	3,578,881
Littelfuse, Inc.	1,788	317,030
Mycronic AB (Sweden)	1,530	18,943
Nippon Electric Glass Co. Ltd. (Japan)	6,488	145,190
Omron Corp. (Japan)	1,983	109,591
Restar Holdings Corp. (Japan)	3,000	48,979
Rogers Corp.*	1,267	173,212
Shimadzu Corp. (Japan)	2,500	63,627
TDK Corp. (Japan)	51,300	4,632,725
TE Connectivity Ltd.	2,722	253,636
Trimble, Inc.*	7,062	274,076
Zebra Technologies Corp. (Class A Stock)*	1,793	370,022
		27,595,669
Energy Equipment & Services — 0.1%
Apergy Corp.*	7,629	206,364
Cactus, Inc. (Class A Stock)*	4,452	128,841
Schlumberger Ltd.	1,336	45,651
TechnipFMC PLC (United Kingdom)	61,250	1,478,575
TGS NOPEC Geophysical Co. ASA (Norway)	16,955	430,616
		2,290,047
Entertainment — 0.7%
Activision Blizzard, Inc.	2,737	144,842

A7

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Entertainment (cont’d.)
Capcom Co. Ltd. (Japan)	13,000	$ 346,256
Cinemark Holdings, Inc.(a)	10,966	423,726
Daiichikosho Co. Ltd. (Japan)	6,500	301,091
DeNA Co. Ltd. (Japan)	181,800	3,218,042
Electronic Arts, Inc.*	39,912	3,904,192
Konami Holdings Corp. (Japan)	94,569	4,585,652
Live Nation Entertainment, Inc.*	6,516	432,271
Netflix, Inc.*	404	108,118
Nexon Co. Ltd. (Japan)*	2,678	32,620
Nintendo Co. Ltd. (Japan)	167	62,229
Square Enix Holdings Co. Ltd. (Japan)	700	34,272
Toho Co. Ltd. (Japan)	2,100	92,400
Ubisoft Entertainment SA (France)*	2,130	154,150
Viacom, Inc. (Class B Stock)	23,487	564,393
Vivendi SA (France)	6,807	186,696
Walt Disney Co. (The)	50,250	6,548,580
World Wrestling Entertainment, Inc. (Class A Stock)	513	36,500
		21,176,030
Equity Real Estate Investment Trusts (REITs) — 2.2%
AEON REIT Investment Corp. (Japan)	115	158,447
Alexandria Real Estate Equities, Inc.	1,725	265,719
alstria office REIT-AG (Germany)	11,861	203,724
American Homes 4 Rent (Class A Stock)	14,589	377,709
American Tower Corp.	37,311	8,250,581
Apartment Investment & Management Co. (Class A Stock)	3,025	157,724
Ascendas Real Estate Investment Trust (Singapore)	60,819	137,325
AvalonBay Communities, Inc.	1,701	366,276
Boston Properties, Inc.	1,408	182,561
British Land Co. PLC (The) (United Kingdom)	8,728	62,760
BWP Trust (Australia)	17,598	46,987
Cache Logistics Trust (Singapore)	117,800	63,073
Camden Property Trust	32,087	3,561,978
CapitaLand Commercial Trust (Singapore)	61,100	91,527
CapitaLand Mall Trust (Singapore)	54,100	102,928
Charter Hall Group (Australia)	73,805	581,551
Columbia Property Trust, Inc.	11,313	239,270
Covivio (France)	461	48,799
CPN Retail Growth Leasehold REIT (Thailand)	55,600	64,969
Crown Castle International Corp.	21,176	2,943,676
CubeSmart	61,792	2,156,541
CyrusOne, Inc.	8,885	702,803
Daiwa House REIT Investment Corp. (Japan)	106	298,439
Dexus (Australia)	9,867	79,624
Digital Realty Trust, Inc.(a)	2,551	331,145
Duke Realty Corp.	124,298	4,222,403
Empire State Realty Trust, Inc. (Class A Stock)	22,981	327,939
Equinix, Inc.	572	329,930
Equity LifeStyle Properties, Inc.	27,929	3,731,314
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Equity Residential	4,652	$ 401,282
Essex Property Trust, Inc.	665	217,222
Extra Space Storage, Inc.	3,838	448,355
Federal Realty Investment Trust	6,124	833,721
Frontier Real Estate Investment Corp. (Japan)	18	76,732
GDI Property Group (Australia)	91,410	93,765
Gecina SA (France)	234	36,773
Goodman Group (Australia)	9,149	87,730
GPT Group (The) (Australia)	18,015	74,976
Great Portland Estates PLC (United Kingdom)	36,164	333,483
H&R Real Estate Investment Trust (Canada)	4,206	73,431
Hankyu Hanshin REIT, Inc. (Japan)	57	85,131
Hansteen Holdings PLC (United Kingdom)	162,183	182,562
HCP, Inc.	5,973	212,818
Healthcare Realty Trust, Inc.	18,355	614,893
Heiwa Real Estate REIT, Inc. (Japan)	123	158,301
Host Hotels & Resorts, Inc.	18,064	312,327
Hudson Pacific Properties, Inc.	10,366	346,846
ICADE (France)	349	31,221
Ichigo Office REIT Investment (Japan)	284	295,632
Invincible Investment Corp. (Japan)	15	9,271
Invitation Homes, Inc.	83,762	2,480,193
Iron Mountain, Inc.	1,698	54,998
Is Gayrimenkul Yatirim Ortakligi A/S (Turkey)*	1	—
Japan Excellent, Inc. (Japan)	141	230,103
Japan Logistics Fund, Inc. (Japan)	121	299,387
Japan Prime Realty Investment Corp. (Japan)	26	123,588
Japan Real Estate Investment Corp. (Japan)	17	114,105
Japan Rental Housing Investments, Inc. (Japan)	300	276,274
Japan Retail Fund Investment Corp. (Japan)	42	88,849
Kenedix Retail REIT Corp. (Japan)	6	15,038
Kimco Realty Corp.(a)	9,157	191,198
Klepierre SA (France)	1,360	46,198
Land Securities Group PLC (United Kingdom)	7,410	78,010
Lar Espana Real Estate Socimi SA (Spain)	12,942	109,083
Link REIT (Hong Kong)	17,127	189,681
Macerich Co. (The)(a)	1,409	44,510
MCUBS MidCity Investment Corp. (Japan)	94	103,282
Merlin Properties Socimi SA (Spain)	56,411	788,000
Mid-America Apartment Communities, Inc.	6,263	814,253
Mirvac Group (Australia)	58,533	120,786
Nippon Building Fund, Inc. (Japan)	15	115,252
Nippon Prologis REIT, Inc. (Japan)	43	117,899
NIPPON REIT Investment Corp. (Japan)	28	116,994

A8

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Nomura Real Estate Master Fund, Inc. (Japan)	66	$ 119,211
NSI NV (Netherlands)	145	6,265
One REIT, Inc. (Japan)	12	35,264
Parkway Life Real Estate Investment Trust (Singapore)	4,500	10,191
Pebblebrook Hotel Trust	11,151	310,221
Premier Investment Corp. (Japan)	282	414,632
Prologis, Inc.	66,153	5,637,559
PS Business Parks, Inc.	1,827	332,423
Public Storage	6,948	1,704,136
Realty Income Corp.	3,902	299,205
Regency Centers Corp.	2,860	198,741
Regional REIT Ltd. (United Kingdom)	32,976	41,796
Retail Properties of America, Inc. (Class A Stock)	24,955	307,446
RioCan Real Estate Investment Trust (Canada)	3,357	66,844
RLJ Lodging Trust	17,801	302,439
Safestore Holdings PLC (United Kingdom)	46,335	380,899
SBA Communications Corp.	4,202	1,013,312
Scentre Group (Australia)	20,267	53,762
Schroder Real Estate Investment Trust Ltd. (United Kingdom)	22,832	15,543
Segro PLC (United Kingdom)	11,218	111,900
Sekisui House REIT, Inc. (Japan)	435	390,212
Simon Property Group, Inc.	1,558	242,503
SITE Centers Corp.	21,763	328,839
SL Green Realty Corp.(a)	1,986	162,356
SmartCentres Real Estate Investment Trust (Canada)	1,889	46,339
STAG Industrial, Inc.	9,707	286,162
Star Asia Investment Corp. (Japan)	7	7,552
Stockland (Australia)	33,742	103,899
STORE Capital Corp.	80,508	3,011,804
Sun Communities, Inc.	30,229	4,487,495
Sunlight Real Estate Investment Trust (Hong Kong)	42,000	28,099
Suntec Real Estate Investment Trust (Singapore)	60,593	83,334
UDR, Inc.	3,432	166,383
Unibail-Rodamco-Westfield (France)	459	66,945
United Urban Investment Corp. (Japan)	48	92,020
Ventas, Inc.	4,686	342,219
Vicinity Centres (Australia)	25,826	44,893
Vornado Realty Trust	2,075	132,115
Welltower, Inc.	4,431	401,670
Weyerhaeuser Co.	2,296	63,599
		63,382,102
Food & Staples Retailing — 1.0%
Aeon Co. Ltd. (Japan)	2,244	41,305
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	166,600	5,105,453
Arcs Co. Ltd. (Japan)	1,900	39,971
Carrefour SA (France)	9,244	161,693
Coles Group Ltd. (Australia)	28,498	296,162
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Colruyt SA (Belgium)	4,221	$ 231,281
Cosmos Pharmaceutical Corp. (Japan)	1,200	235,612
Costco Wholesale Corp.	4,402	1,268,260
Dairy Farm International Holdings Ltd. (Hong Kong)	38,056	239,388
Empire Co. Ltd. (Canada) (Class A Stock)	18,215	493,167
FamilyMart Co. Ltd. (Japan)	2,384	58,180
George Weston Ltd. (Canada)	1,072	90,188
Grocery Outlet Holding Corp.*	2,157	74,805
ICA Gruppen AB (Sweden)	1,363	62,913
J Sainsbury PLC (United Kingdom)	54,028	145,720
Jeronimo Martins SGPS SA (Portugal)	6,186	104,385
Koninklijke Ahold Delhaize NV (Netherlands)	20,339	508,458
Kroger Co. (The)	50,116	1,291,990
Lawson, Inc. (Japan)	1,347	68,983
Loblaw Cos. Ltd. (Canada)	3,466	197,414
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	4,600	169,247
Metcash Ltd. (Australia)	42,042	84,734
METRO AG (Germany)	2,965	46,777
Metro, Inc. (Canada)	3,100	136,486
Nihon Chouzai Co. Ltd. (Japan)	3,100	106,795
Seven & i Holdings Co. Ltd. (Japan)	9,900	380,493
Sugi Holdings Co. Ltd. (Japan)	5,800	315,205
Sundrug Co. Ltd. (Japan)	4,468	141,098
Sysco Corp.	5,858	465,125
Tesco PLC (United Kingdom)	97,920	289,761
Tsuruha Holdings, Inc. (Japan)	1,522	166,476
US Foods Holding Corp.*	32,267	1,326,174
Walgreens Boots Alliance, Inc.	112,839	6,241,125
Walmart, Inc.	16,362	1,941,842
Welcia Holdings Co. Ltd. (Japan)	4,304	217,885
Wm Morrison Supermarkets PLC (United Kingdom)	48,412	119,156
Woolworths Group Ltd. (Australia)	206,448	5,197,470
		28,061,177
Food Products — 0.8%
Ajinomoto Co., Inc. (Japan)	8,800	166,420
Archer-Daniels-Midland Co.	5,893	242,025
Asian Citrus Holdings Ltd. (China)*^	287,000	4
Associated British Foods PLC (United Kingdom)	4,524	128,037
Austevoll Seafood ASA (Norway)	9,425	89,412
Bakkafrost P/F (Faroe Islands)	2,486	146,717
Barry Callebaut AG (Switzerland)	14	28,890
Calbee, Inc. (Japan)	4,864	151,776
Campbell Soup Co.(a)	3,611	169,428
China Fishery Group Ltd. (Hong Kong)*^	89,500	—
China Huishan Dairy Holdings Co. Ltd. (China)*^	209,000	—
Chocoladefabriken Lindt & Spruengli AG (Switzerland), (SGMX)	10	73,768
Chocoladefabriken Lindt & Spruengli AG (Switzerland), (XEQT)	1	82,657

A9

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Conagra Brands, Inc.(a)	7,617	$ 233,690
Danone SA (France)	5,212	459,109
Fuji Oil Holdings, Inc. (Japan)	500	14,558
General Mills, Inc.	98,497	5,429,155
Golden Agri-Resources Ltd. (Singapore)	1,232,082	200,486
Grieg Seafood ASA (Norway)	52,565	642,853
Hershey Co. (The)	2,603	403,439
Hormel Foods Corp.(a)	4,557	199,278
Inghams Group Ltd. (Australia)	46,353	98,849
J&J Snack Foods Corp.	523	100,416
J.M. Smucker Co. (The)	3,998	439,860
Japfa Ltd. (Singapore)	72,800	23,774
Kellogg Co.	2,035	130,952
Kerry Group PLC (Ireland) (Class A Stock)	1,530	178,996
Kewpie Corp. (Japan)	16,400	384,019
Kikkoman Corp. (Japan)	1,620	77,701
Lamb Weston Holdings, Inc.	3,563	259,101
Leroy Seafood Group ASA (Norway)	49,353	299,830
McCormick & Co., Inc.	2,019	315,570
MEIJI Holdings Co. Ltd. (Japan)	1,500	109,686
Mondelez International, Inc. (Class A Stock)	11,162	617,482
Morinaga & Co. Ltd. (Japan)	1,800	87,744
Mowi ASA (Norway)	2,521	58,292
Nestle SA (Switzerland)	22,604	2,451,469
NH Foods Ltd. (Japan)	2,200	88,735
Nippon Flour Mills Co. Ltd. (Japan)	7,400	116,024
Nisshin Oillio Group Ltd. (The) (Japan)	2,700	85,023
Nisshin Seifun Group, Inc. (Japan)	2,520	46,791
Nissin Foods Holdings Co. Ltd. (Japan)	437	31,677
Nomad Foods Ltd. (United Kingdom)*	11,078	227,099
Orkla ASA (Norway)	258,719	2,352,926
Post Holdings, Inc.*	6,368	673,989
Salmar ASA (Norway)	45,124	1,980,510
Saputo, Inc. (Canada)	2,809	86,336
Tassal Group Ltd. (Australia)	16,212	46,856
Tenwow International Holdings Ltd. (China)*^	119,000	2,027
Tongaat Hulett Ltd. (South Africa)*^	8,260	6,148
Toyo Suisan Kaisha Ltd. (Japan)	1,600	64,365
Tyson Foods, Inc. (Class A Stock)	7,441	640,968
Vitasoy International Holdings Ltd. (Hong Kong)	64,441	261,595
WH Group Ltd. (Hong Kong), 144A	29,792	26,747
Wilmar International Ltd. (Singapore)	72,435	195,292
Yakult Honsha Co. Ltd. (Japan)	1,100	61,691
Yamazaki Baking Co. Ltd. (Japan)	5,805	103,741
		21,593,983
Gas Utilities — 0.2%
APA Group (Australia)	6,648	51,477
Atmos Energy Corp.	15,471	1,761,992
China Gas Holdings Ltd. (Hong Kong)	45,800	177,311
Enagas SA (Spain)	1,130	26,169
ENN Energy Holdings Ltd. (China)	48,300	502,198
	Shares	Value
Common Stocks (continued)
Gas Utilities (cont’d.)
Hong Kong & China Gas Co. Ltd. (Hong Kong)	540,107	$ 1,054,218
K&O Energy Group, Inc. (Japan)	1,500	20,023
Naturgy Energy Group SA (Spain)	3,072	81,430
Osaka Gas Co. Ltd. (Japan)	2,541	48,759
Snam SpA (Italy)	21,914	110,671
Toho Gas Co. Ltd. (Japan)	1,400	53,630
Tokyo Gas Co. Ltd. (Japan)	2,304	58,155
Towngas China Co. Ltd. (China)*	666,000	500,886
		4,446,919
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	63,520	5,314,718
ABIOMED, Inc.*	1,038	184,650
Alcon, Inc. (Switzerland)*	2,859	166,724
Align Technology, Inc.*	34,486	6,239,207
Arjo AB (Sweden) (Class B Stock)	20,996	79,640
Asahi Intecc Co. Ltd. (Japan)	4,353	114,890
Avanos Medical, Inc.*	4,784	179,209
Baxter International, Inc.	4,690	410,234
Becton, Dickinson & Co.	972	245,877
BioMerieux (France)	1,279	105,824
Boston Scientific Corp.*	169,360	6,891,258
Carl Zeiss Meditec AG (Germany)	336	38,320
Cochlear Ltd. (Australia)	1,688	237,366
Coloplast A/S (Denmark) (Class B Stock)	1,238	148,987
CONMED Corp.	2,327	223,741
Cooper Cos., Inc. (The)	549	163,053
Danaher Corp.	3,925	566,888
Demant A/S (Denmark)*	1,107	28,346
DENTSPLY SIRONA, Inc.	7,552	402,597
DexCom, Inc.*	1,277	190,580
DiaSorin SpA (Italy)	4,277	497,675
Edwards Lifesciences Corp.*	1,400	307,874
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2,796	30,245
Getinge AB (Sweden) (Class B Stock)	16,566	231,724
GN Store Nord A/S (Denmark)	25,777	1,046,306
Hill-Rom Holdings, Inc.	4,112	432,706
Hogy Medical Co. Ltd. (Japan)	5,000	143,582
Hologic, Inc.*	3,284	165,809
Hoya Corp. (Japan)	68,443	5,609,924
IDEXX Laboratories, Inc.*	1,087	295,588
Integra LifeSciences Holdings Corp.*	4,776	286,894
Koninklijke Philips NV (Netherlands)	6,580	305,194
Medtronic PLC	7,155	777,176
Nipro Corp. (Japan)	13,500	152,060
Olympus Corp. (Japan)	13,785	186,860
Paramount Bed Holdings Co. Ltd. (Japan)	1,300	47,447
Pihsiang Machinery Manufacturing Co. Ltd. (Taiwan)*^	6,000	—
ResMed, Inc.	1,176	158,889
Siemens Healthineers AG (Germany), 144A	670	26,345
Smith & Nephew PLC (United Kingdom)	11,882	286,383

A10

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Sonova Holding AG (Switzerland)	22,694	$ 5,272,200
STERIS PLC	2,341	338,251
Straumann Holding AG (Switzerland)	166	135,866
Stryker Corp.	2,479	536,208
Sysmex Corp. (Japan)	1,338	90,053
Teleflex, Inc.	211	71,687
Terumo Corp. (Japan)	3,600	116,536
Varian Medical Systems, Inc.*	756	90,032
West Pharmaceutical Services, Inc.	2,001	283,782
Wright Medical Group NV*	11,692	241,206
Zimmer Biomet Holdings, Inc.	1,058	145,232
		40,241,843
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc.*	6,239	193,908
Alfresa Holdings Corp. (Japan)	2,500	56,108
AmerisourceBergen Corp.	1,215	100,031
AMN Healthcare Services, Inc.*	3,653	210,267
Anthem, Inc.	20,967	5,034,177
BML, Inc. (Japan)	300	8,109
Cardinal Health, Inc.	11,024	520,222
Centene Corp.*	7,522	325,402
Cigna Corp.	4,652	706,127
CVS Health Corp.	13,137	828,551
DaVita, Inc.*	4,686	267,430
Fresenius Medical Care AG & Co. KGaA (Germany)	2,092	140,734
Fresenius SE & Co. KGaA (Germany)	3,303	154,564
Harmonicare Medical Holdings Ltd. (China), 144A*^	20,000	3,932
HCA Healthcare, Inc.	28,016	3,373,687
Henry Schein, Inc.*(a)	2,929	185,991
Humana, Inc.	960	245,443
Laboratory Corp. of America Holdings*	670	112,560
McKesson Corp.	41,095	5,616,043
Medipal Holdings Corp. (Japan)	5,435	121,586
Molina Healthcare, Inc.*	2,422	265,742
Quest Diagnostics, Inc.	1,168	125,011
Ramsay Health Care Ltd. (Australia)	732	31,994
Ship Healthcare Holdings, Inc. (Japan)	3,000	128,261
Sonic Healthcare Ltd. (Australia)	2,813	53,358
Suzuken Co. Ltd. (Japan)	1,050	56,583
Toho Holdings Co. Ltd. (Japan)	6,000	139,411
UnitedHealth Group, Inc.	4,550	988,806
Universal Health Services, Inc. (Class B Stock)	8,788	1,307,215
		21,301,253
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.*	20,499	225,079
Cerner Corp.	4,494	306,356
CompuGroup Medical SE (Germany)	9,826	591,767
EMIS Group PLC (United Kingdom)	183	2,283
HMS Holdings Corp.*	6,373	219,645
M3, Inc. (Japan)	2,642	64,181
Pro Medicus Ltd. (Australia)	474	8,943
	Shares	Value
Common Stocks (continued)
Health Care Technology (cont’d.)
Software Service, Inc. (Japan)	200	$ 20,760
		1,439,014
Hotels, Restaurants & Leisure — 0.8%
Accor SA (France)	644	26,865
Aramark	8,470	369,123
Aristocrat Leisure Ltd. (Australia)	3,945	81,772
Boyd Gaming Corp.	7,265	173,997
Cafe de Coral Holdings Ltd. (Hong Kong)	76,000	203,434
Chipotle Mexican Grill, Inc.*	2,986	2,509,643
Compass Group PLC (United Kingdom)	11,537	296,924
Darden Restaurants, Inc.(a)	1,243	146,947
Domino’s Pizza, Inc.	11,244	2,750,170
Dunkin’ Brands Group, Inc.	1,937	153,720
Eldorado Resorts, Inc.*	1,359	54,183
Fairwood Holdings Ltd. (Hong Kong)	6,000	16,963
Flight Centre Travel Group Ltd. (Australia)	7,861	253,068
Greggs PLC (United Kingdom)	9,348	240,135
Hilton Worldwide Holdings, Inc.	1,835	170,857
InterContinental Hotels Group PLC (United Kingdom)	3,331	208,015
KOMEDA Holdings Co. Ltd. (Japan)	800	14,944
Marriott International, Inc. (Class A Stock)	848	105,466
Marriott Vacations Worldwide Corp.	5,469	566,643
McDonald’s Corp.	3,179	682,563
McDonald’s Holdings Co. Japan Ltd. (Japan)	859	41,620
Melco International Development Ltd. (Hong Kong)	83,000	198,402
Mitchells & Butlers PLC (United Kingdom)*	8,004	37,784
NetEnt AB (Sweden)*	28,105	86,698
Ohsho Food Service Corp. (Japan)	1,300	84,316
Oriental Land Co. Ltd. (Japan)	1,000	152,697
Pepper Food Service Co. Ltd. (Japan)	500	7,273
Playtech PLC (United Kingdom)	1,156	6,056
Restaurant Brands International, Inc. (Canada)	833	59,228
Round One Corp. (Japan)	3,200	48,022
Shangri-La Asia Ltd. (Hong Kong)	39,494	40,448
Sodexo SA (France)	1,242	139,324
SSP Group PLC (United Kingdom)	46,610	355,110
St. Marc Holdings Co. Ltd. (Japan)	1,100	24,286
Starbucks Corp.	76,784	6,789,241
Stars Group, Inc. (The) (Canada)*	2,379	35,608
Tabcorp Holdings Ltd. (Australia)	13,506	44,227
Tokyo Dome Corp. (Japan)(a)	27,600	266,564
Tokyotokeiba Co. Ltd. (Japan)	2,900	88,709
Vail Resorts, Inc.	769	174,994
Wendy’s Co. (The)	5,704	113,966
Wynn Macau Ltd. (Macau)	60,128	117,717
Yum! Brands, Inc.	43,968	4,987,290
		22,925,012

A11

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	17,767	$ 141,462
Bellway PLC (United Kingdom)	15,147	623,063
Berkeley Group Holdings PLC (United Kingdom)	2,496	128,039
Bovis Homes Group PLC (United Kingdom)	3,017	41,340
Breville Group Ltd. (Australia)	17,768	193,929
Casio Computer Co. Ltd. (Japan)	2,129	33,114
D.R. Horton, Inc.	52,313	2,757,418
De’ Longhi SpA (Italy)	3,628	68,445
Electrolux AB (Sweden) (Class B Stock)	2,284	54,143
Forbo Holding AG (Switzerland)	30	44,549
Garmin Ltd.	1,728	146,344
Husqvarna AB (Sweden) (Class B Stock)	5,276	40,131
Iida Group Holdings Co. Ltd. (Japan)	3,249	53,077
JVCKENWOOD Corp. (Japan)	64,500	191,531
Kaufman & Broad SA (France)	2,429	96,866
KB Home	7,586	257,924
Lennar Corp. (Class A Stock)	8,649	483,047
Midea Group Co. Ltd. (China) (Class A Stock)	11,493	82,190
Neinor Homes SA (Spain), 144A*	4,901	65,961
Nobia AB (Sweden)	7,841	45,525
Panasonic Corp. (Japan)	4,396	35,823
Rinnai Corp. (Japan)	700	47,165
SEB SA (France)	680	103,252
Sekisui Chemical Co. Ltd. (Japan)	6,900	107,527
Sekisui House Ltd. (Japan)	10,379	204,992
Sony Corp. (Japan)	4,889	289,377
Starts Corp., Inc. (Japan)	4,500	110,227
Toll Brothers, Inc.	25,901	1,063,236
TomTom NV (Netherlands)*	20,419	229,252
TopBuild Corp.*	4,105	395,845
		8,134,794
Household Products — 0.3%
Church & Dwight Co., Inc.	3,555	267,478
Clorox Co. (The)	1,841	279,593
Colgate-Palmolive Co.	7,903	580,949
Essity AB (Sweden) (Class B Stock)	5,635	164,268
Henkel AG & Co. KGaA (Germany)	1,440	131,851
Kimberly-Clark Corp.	2,483	352,710
Lion Corp. (Japan)	3,693	73,125
Pigeon Corp. (Japan)	4,161	172,956
Procter & Gamble Co. (The)	16,522	2,055,006
Reckitt Benckiser Group PLC (United Kingdom)	69,146	5,389,942
Unicharm Corp. (Japan)	2,000	63,664
WD-40 Co.	664	121,871
		9,653,413
Independent Power & Renewable Electricity Producers — 0.2%
AES Corp.	297,970	4,868,830
Cikarang Listrindo Tbk PT (Indonesia), 144A	41,900	3,430
	Shares	Value
Common Stocks (continued)
Independent Power & Renewable Electricity Producers (cont’d.)
Electric Power Development Co. Ltd. (Japan)	6,259	$ 143,298
Meridian Energy Ltd. (New Zealand)	19,879	64,674
NRG Energy, Inc.	8,922	353,311
Uniper SE (Germany)	1,619	53,039
		5,486,582
Industrial Conglomerates — 0.4%
3M Co.	3,690	606,636
Alarko Holding A/S (Turkey)	1	1
Carlisle Cos., Inc.	2,562	372,873
CK Hutchison Holdings Ltd. (Hong Kong)	38,356	339,006
DCC PLC (United Kingdom)	578	50,367
General Electric Co.	7,113	63,590
Honeywell International, Inc.	34,688	5,869,210
Jardine Matheson Holdings Ltd. (Hong Kong)	2,918	156,028
Jardine Strategic Holdings Ltd. (Hong Kong)	2,632	78,610
Keihan Holdings Co. Ltd. (Japan)	1,229	54,834
Nisshinbo Holdings, Inc. (Japan)	12,900	101,200
Nolato AB (Sweden) (Class B Stock)	3,580	191,056
NWS Holdings Ltd. (Hong Kong)	37,000	57,373
Rheinmetall AG (Germany)	2,680	338,758
Roper Technologies, Inc.	894	318,800
Siemens AG (Germany)	3,555	380,850
Smiths Group PLC (United Kingdom)	4,039	78,015
Toshiba Corp. (Japan)	78,132	2,391,005
		11,448,212
Insurance — 1.9%
Admiral Group PLC (United Kingdom)	13,023	338,955
Aegon NV (Netherlands)	36,286	150,894
Aflac, Inc.	5,026	262,960
Ageas (Belgium)	2,091	115,930
AIA Group Ltd. (Hong Kong)	55,243	522,462
Allianz SE (Germany)	3,670	855,411
Allstate Corp. (The)	2,289	248,769
American Financial Group, Inc.	3,920	422,772
American International Group, Inc.	2,597	144,653
Aon PLC	3,357	649,814
Arthur J Gallagher & Co.	3,495	313,047
ASR Nederland NV (Netherlands)	17,022	629,194
Assicurazioni Generali SpA (Italy)	20,129	390,449
Assurant, Inc.	782	98,391
Athene Holding Ltd. (Class A Stock)*	53,089	2,232,923
Aviva PLC (United Kingdom)	51,277	251,420
AXA SA (France)	8,643	220,707
Baloise Holding AG (Switzerland)	581	104,065
Beazley PLC (United Kingdom)	32,361	247,337
Brown & Brown, Inc.	10,902	393,126
Chubb Ltd.	2,817	454,776
Cincinnati Financial Corp.	3,425	399,595
CNO Financial Group, Inc.	1,725	27,307
CNP Assurances (France)	8,141	157,331
Coface SA (France)*	20,789	236,237
Dai-ichi Life Holdings, Inc. (Japan)	4,253	64,530

A12

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Direct Line Insurance Group PLC (United Kingdom)	14,231	$ 52,486
Everest Re Group Ltd.	689	183,336
Fairfax Financial Holdings Ltd. (Canada)	119	52,456
Gjensidige Forsikring ASA (Norway)	11,011	218,108
Globe Life, Inc.	4,734	453,328
Great-West Lifeco, Inc. (Canada)	5,300	127,254
Grupo Catalana Occidente SA (Spain)	204	6,482
Hannover Rueck SE (Germany)	934	157,994
Hanover Insurance Group, Inc. (The)	3,038	411,771
Harel Insurance Investments & Financial Services Ltd. (Israel)	10,308	89,579
Hartford Financial Services Group, Inc. (The)	4,024	243,895
Helvetia Holding AG (Switzerland)	3,757	519,055
iA Financial Corp., Inc. (Canada)	2,604	118,500
Insurance Australia Group Ltd. (Australia)	17,313	92,111
Intact Financial Corp. (Canada)	1,300	130,839
Japan Post Holdings Co. Ltd. (Japan)	29,872	276,014
Kemper Corp.	5,137	400,429
Legal & General Group PLC (United Kingdom)	81,520	248,940
Lincoln National Corp.	3,181	191,878
Loews Corp.	2,872	147,851
Manulife Financial Corp. (Canada)	9,835	180,391
Mapfre SA (Spain)	12,442	33,514
Marsh & McLennan Cos., Inc.	50,043	5,006,802
Medibank Private Ltd. (Australia)	19,257	44,225
MetLife, Inc.	7,303	344,409
MS&AD Insurance Group Holdings, Inc. (Japan)	4,021	130,778
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	20,369	5,269,598
NN Group NV (Netherlands)(a)	9,650	342,442
Poste Italiane SpA (Italy), 144A	10,031	114,137
Power Corp. of Canada (Canada)	8,300	191,204
Power Financial Corp. (Canada)	7,710	178,776
Primerica, Inc.	2,482	315,785
Progressive Corp. (The)	73,633	5,688,149
Prudential PLC (United Kingdom)	8,072	146,107
QBE Insurance Group Ltd. (Australia)	14,486	122,868
Reinsurance Group of America, Inc.	1,865	298,176
RSA Insurance Group PLC (United Kingdom)	11,120	72,958
Sampo OYJ (Finland) (Class A Stock)	2,483	98,778
SCOR SE (France)	97,371	4,019,299
Sompo Holdings, Inc. (Japan)	664	27,799
Sony Financial Holdings, Inc. (Japan)	2,400	52,113
Steadfast Group Ltd. (Australia)	31,772	76,022
Storebrand ASA (Norway)	1,727	10,914
Sun Life Financial, Inc. (Canada)	6,215	277,901
Suncorp Group Ltd. (Australia)*	15,622	143,931
Swiss Life Holding AG (Switzerland)	9,663	4,621,525
Swiss Re AG (Switzerland)	48,829	5,094,478
Tokio Marine Holdings, Inc. (Japan)	55,881	2,998,586
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Travelers Cos., Inc. (The)	2,376	$ 353,287
Tryg A/S (Denmark)	3,231	92,625
UNIQA Insurance Group AG (Austria)	7,086	64,090
Unum Group	54,353	1,615,371
Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	2,442	63,701
W.R. Berkley Corp.	2,315	167,212
White Mountains Insurance Group Ltd.	807	871,560
Willis Towers Watson PLC	1,637	315,892
Zurich Insurance Group AG (Switzerland)	1,211	463,327
		53,964,091
Interactive Media & Services — 1.4%
Alphabet, Inc. (Class A Stock)*	14,546	17,762,703
Alphabet, Inc. (Class C Stock)*	6,914	8,428,166
Auto Trader Group PLC (United Kingdom), 144A	54,511	341,572
Facebook, Inc. (Class A Stock)*	71,495	12,731,830
Kakaku.com, Inc. (Japan)	11,122	274,811
LINE Corp. (Japan)*	850	30,617
New Work SE (Germany)	140	38,166
REA Group Ltd. (Australia)	1,807	132,258
TripAdvisor, Inc.*	4,483	173,402
Twitter, Inc.*	1,252	51,582
		39,965,107
Internet & Direct Marketing Retail — 1.0%
Amazon.com, Inc.*	10,966	19,035,989
boohoo Group PLC (United Kingdom)*	114,909	374,339
Booking Holdings, Inc.*	899	1,764,386
eBay, Inc.	144,007	5,613,393
Expedia Group, Inc.	5,364	720,975
GrubHub, Inc.*	1,411	79,312
Moneysupermarket.com Group PLC (United Kingdom)	44,351	206,144
Ocado Group PLC (United Kingdom)*	10,134	165,129
On the Beach Group PLC (United Kingdom), 144A	2,114	9,921
Rakuten, Inc. (Japan)	9,400	93,253
Revolve Group, Inc.*	2,070	48,376
Takkt AG (Germany)	5,969	79,190
Zalando SE (Germany), 144A*	4,848	222,573
ZOZO, Inc. (Japan)(a)	13,433	311,530
		28,724,510
IT Services — 1.7%
Accenture PLC (Class A Stock)	7,094	1,364,531
Alliance Data Systems Corp.	4,101	525,461
Amadeus IT Group SA (Spain)	2,910	208,509
Argo Graphics, Inc. (Japan)	3,100	74,975
Atos SE (France)	5,162	364,111
Automatic Data Processing, Inc.	2,609	421,145
Booz Allen Hamilton Holding Corp.	5,068	359,929
Broadridge Financial Solutions, Inc.	1,584	197,097
CACI International, Inc. (Class A Stock)*	2,414	558,262

A13

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
CANCOM SE (Germany)	5,500	$ 298,019
Capgemini SE (France)	582	68,530
CGI, Inc. (Canada)*	2,400	189,775
Cognizant Technology Solutions Corp. (Class A Stock)	9,816	591,561
Computacenter PLC (United Kingdom)	5,433	86,268
Computershare Ltd. (Australia)	3,332	36,365
DTS Corp. (Japan)	4,100	85,697
DXC Technology Co.	29,812	879,454
Fidelity National Information Services, Inc.	3,486	462,801
Fiserv, Inc.*	3,997	414,049
FleetCor Technologies, Inc.*	876	251,219
Fujitsu Ltd. (Japan)	69,300	5,571,423
Gartner, Inc.*	770	110,102
Global Payments, Inc.	1,714	272,530
GMO Payment Gateway, Inc. (Japan)	305	20,584
Ines Corp. (Japan)	9,100	98,723
International Business Machines Corp.	6,666	969,370
InterXion Holding NV (Netherlands)*	5,521	449,741
Itochu Techno-Solutions Corp. (Japan)	1,686	44,832
Jack Henry & Associates, Inc.	875	127,724
Kanematsu Electronics Ltd. (Japan)	4,400	125,944
Leidos Holdings, Inc.	8,817	757,204
Mastercard, Inc. (Class A Stock)	4,011	1,089,267
Mitsubishi Research Institute, Inc. (Japan)	8,900	296,208
NEC Networks & System Integration Corp. (Japan)	4,100	111,720
NET One Systems Co. Ltd. (Japan)	6,000	162,549
Nihon Unisys Ltd. (Japan)	6,100	197,778
Nomura Research Institute Ltd. (Japan)	54,610	1,093,816
NS Solutions Corp. (Japan)	14,500	475,324
NSD Co. Ltd. (Japan)	500	14,443
NTT Data Corp. (Japan)	274,300	3,558,172
Obic Co. Ltd. (Japan)	400	45,883
Otsuka Corp. (Japan)	1,000	40,030
Paychex, Inc.	3,384	280,094
PayPal Holdings, Inc.*	62,690	6,494,057
Reply SpA (Italy)	1,524	89,592
SCSK Corp. (Japan)	4,300	201,842
Shopify, Inc. (Canada) (Class A Stock)*	307	95,540
TIS, Inc. (Japan)	11,800	683,528
Transcosmos, Inc. (Japan)	1,200	29,072
VeriSign, Inc.*	25,318	4,775,734
Visa, Inc. (Class A Stock)(a)	61,192	10,525,636
Western Union Co. (The)(a)	6,683	154,845
Wirecard AG (Germany)	18,780	3,013,050
Wix.com Ltd. (Israel)*	248	28,952
Worldline SA (France), 144A*	341	21,517
		49,464,584
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	2,200	137,512
Beneteau SA (France)	6,171	65,039
Brunswick Corp.	1,572	81,933
Games Workshop Group PLC (United Kingdom)	2,050	118,750
	Shares	Value
Common Stocks (continued)
Leisure Products (cont’d.)
Hasbro, Inc.	1,838	$ 218,152
Heiwa Corp. (Japan)	6,800	140,424
Polaris, Inc.	1,879	165,371
Sankyo Co. Ltd. (Japan)	846	29,163
Sega Sammy Holdings, Inc. (Japan)	12,000	168,674
Shimano, Inc. (Japan)	308	46,551
Universal Entertainment Corp. (Japan)	3,000	97,308
Yamaha Corp. (Japan)	748	33,749
YETI Holdings, Inc.*	4,030	112,840
		1,415,466
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	43,719	3,350,187
Bio-Rad Laboratories, Inc. (Class A Stock)*	1,365	454,190
Biotage AB (Sweden)	4,419	45,954
Charles River Laboratories International, Inc.*	3,232	427,820
EPS Holdings, Inc. (Japan)	2,100	25,046
Evotec SE (Germany)*(a)	60,044	1,339,472
Gerresheimer AG (Germany)	5,506	395,101
IQVIA Holdings, Inc.*	1,466	218,991
Lonza Group AG (Switzerland)*	15,378	5,198,211
Mettler-Toledo International, Inc.*	451	317,684
PerkinElmer, Inc.	5,100	434,367
PRA Health Sciences, Inc.*	4,890	485,235
QIAGEN NV, (NYSE)*	11,082	365,374
QIAGEN NV, (TRQX)*	1,673	55,059
Sartorius Stedim Biotech (France)	2,073	290,179
Siegfried Holding AG (Switzerland)*	1,109	436,238
Syneos Health, Inc.*	6,616	352,037
Tecan Group AG (Switzerland)	2,549	608,545
Thermo Fisher Scientific, Inc.	2,394	697,300
Waters Corp.*(a)	651	145,323
		15,642,313
Machinery — 0.4%
Alstom SA (France)	958	39,693
ANDRITZ AG (Austria)	1,365	55,988
Atlas Copco AB (Sweden) (Class A Stock)	3,709	114,085
Atlas Copco AB (Sweden) (Class B Stock)	3,082	83,467
Bando Chemical Industries Ltd. (Japan)	800	6,142
Biesse SpA (Italy)	3,378	39,151
Bodycote PLC (United Kingdom)	7,478	65,763
Bucher Industries AG (Switzerland)	1,149	359,317
Caterpillar, Inc.	789	99,659
Construcciones y Auxiliar de Ferrocarriles SA (Spain)	1,319	59,922
Cummins, Inc.	3,746	609,362
Daiwa Industries Ltd. (Japan)	4,800	49,344
Deere & Co.	746	125,835
Deutz AG (Germany)	13,876	80,627
Dover Corp.	2,769	275,682
Epiroc AB (Sweden) (Class A Stock)	4,764	51,614
Epiroc AB (Sweden) (Class B Stock)	4,013	41,431

A14

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
FANUC Corp. (Japan)	187	$ 35,449
FLSmidth & Co. A/S (Denmark)	1,045	45,568
Fortive Corp.	3,149	215,895
Gardner Denver Holdings, Inc.*	9,674	273,677
Glory Ltd. (Japan)	7,900	222,697
Graco, Inc.	6,997	322,142
Hisaka Works Ltd. (Japan)	2,400	19,274
IDEX Corp.	2,693	441,329
Illinois Tool Works, Inc.	3,286	514,226
Ingersoll-Rand PLC	3,360	413,986
ITT, Inc.	5,951	364,142
JOST Werke AG (Germany), 144A	700	20,149
Kardex AG (Switzerland)	1,606	221,856
Kawasaki Heavy Industries Ltd. (Japan)	1,563	34,812
Kennametal, Inc.	6,527	200,640
KION Group AG (Germany)	1,088	57,245
Knorr-Bremse AG (Germany)	1,234	116,090
Kone OYJ (Finland) (Class B Stock)	2,214	126,029
Kyokuto Kaihatsu Kogyo Co. Ltd. (Japan)	7,700	92,847
Makino Milling Machine Co. Ltd. (Japan)	4,600	201,626
Metso OYJ (Finland)	933	34,885
MISUMI Group, Inc. (Japan)	6,115	145,164
Mitsubishi Heavy Industries Ltd. (Japan)	7,300	287,108
Mitsui E&S Holdings Co. Ltd. (Japan)*	12,500	110,404
NGK Insulators Ltd. (Japan)	2,560	36,705
Noritake Co. Ltd./Nagoya Japan (Japan)	2,900	107,204
PACCAR, Inc.	2,596	181,746
Parker-Hannifin Corp.	287	51,835
Pentair PLC	4,651	175,808
RBC Bearings, Inc.*	1,090	180,842
Rexnord Corp.*	12,174	329,307
Rotork PLC (United Kingdom)	52,758	201,736
Sandvik AB (Sweden)	2,268	35,291
Schindler Holding AG (Switzerland)	110	24,544
Schindler Holding AG (Switzerland), (Part. Cert.)	122	27,284
Shinmaywa Industries Ltd. (Japan)	4,100	48,081
Sintokogio Ltd. (Japan)	2,400	21,714
SKF AB (Sweden) (Class B Stock)	1,519	25,074
SMC Corp. (Japan)	65	28,009
Snap-on, Inc.	1,560	244,202
Spirax-Sarco Engineering PLC (United Kingdom)	582	56,020
Stanley Black & Decker, Inc.	1,474	212,860
Takuma Co. Ltd. (Japan)	7,700	87,789
Techtronic Industries Co. Ltd. (Hong Kong)	15,922	110,988
Timken Co. (The)	8,670	377,232
Trelleborg AB (Sweden) (Class B Stock)	698	9,796
Valmet OYJ (Finland)	29,886	580,278
Vesuvius PLC (United Kingdom)	6,357	35,566
Volvo AB (Sweden) (Class B Stock)	65,790	924,220
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Wabtec Corp.	520	$ 37,367
Xylem, Inc.	1,554	123,729
Yangzijiang Shipbuilding Holdings Ltd. (China)	49,905	34,727
		10,984,276
Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	296	315,673
AP Moller - Maersk A/S (Denmark) (Class B Stock)	288	325,508
Kawasaki Kisen Kaisha Ltd. (Japan)*	2,600	30,473
Kuehne + Nagel International AG (Switzerland)	1,531	225,609
Nippon Yusen KK (Japan)	2,256	37,943
SITC International Holdings Co. Ltd. (China)	12,000	12,402
		947,608
Media — 0.6%
Axel Springer SE (Germany)*	504	34,549
CBS Corp. (Class B Stock)	3,071	123,976
Charter Communications, Inc. (Class A Stock)*	12,194	5,025,391
Comcast Corp. (Class A Stock)	25,575	1,152,921
CyberAgent, Inc. (Japan)	3,950	152,348
Daily Mail & General Trust PLC (United Kingdom) (Class A Stock)	14,792	154,834
Dentsu, Inc. (Japan)	976	34,483
Discovery, Inc. (Class A Stock)*(a)	11,988	319,240
Euromoney Institutional Investor PLC (United Kingdom)	5,192	94,433
Fox Corp. (Class A Stock)	3,860	121,725
Fox Corp. (Class B Stock)	3,321	104,744
Gray Television, Inc.*	11,782	192,282
Hakuhodo DY Holdings, Inc. (Japan)	4,200	61,046
Informa PLC (United Kingdom)	5,387	56,406
Interpublic Group of Cos., Inc. (The)	8,959	193,156
IPSOS (France)	5,254	149,797
ITV PLC (United Kingdom)	18,267	28,257
Kadokawa Corp. (Japan)	6,300	88,521
Lagardere SCA (France)	5,368	118,787
Liberty Global PLC (United Kingdom) (Class C Stock)*(a)	74,761	1,778,564
News Corp. (Class A Stock)(a)	272,057	3,787,034
News Corp. (Class B Stock)	12,106	173,055
Nexstar Media Group, Inc. (Class A Stock)	2,057	210,452
Omnicom Group, Inc.(a)	3,242	253,849
Pearson PLC (United Kingdom)	11,234	101,934
ProSiebenSat.1 Media SE (Germany)	23,339	321,934
Publicis Groupe SA (France)	3,337	164,106
Quebecor, Inc. (Canada) (Class B Stock)	1,800	40,868
Schibsted ASA (Norway) (Class B Stock)	6,369	178,399
SES SA (Luxembourg)	4,076	74,264

A15

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
Shaw Communications, Inc. (Canada) (Class B Stock)	4,100	$ 80,555
SKY Perfect JSAT Holdings, Inc. (Japan)	30,200	122,640
Telenet Group Holding NV (Belgium)	725	34,180
WPP PLC (United Kingdom)	15,876	198,455
Zenrin Co. Ltd. (Japan)	400	6,808
		15,733,993
Metals & Mining — 0.6%
Agnico Eagle Mines Ltd. (Canada)	1,495	80,118
Aichi Steel Corp. (Japan)	800	22,835
Alcoa Corp.*	243,416	4,885,359
Anglo American PLC (South Africa)	6,194	142,207
ArcelorMittal (Luxembourg)	19,068	270,908
Barrick Gold Corp. (Canada)	7,964	137,778
BHP Group Ltd. (Australia)	10,762	267,591
BHP Group PLC (Australia)	8,609	183,298
BlueScope Steel Ltd. (Australia)	28,682	233,412
Boliden AB (Sweden)	168,523	3,880,140
Constellium SE*	22,158	281,628
Dowa Holdings Co. Ltd. (Japan)	2,300	79,194
Evolution Mining Ltd. (Australia)	111,478	339,590
Evraz PLC (Russia)	24,546	141,578
Ferrexpo PLC (Ukraine)	63,312	125,064
Fortescue Metals Group Ltd. (Australia)	8,449	50,345
Franco-Nevada Corp. (Canada)	769	70,071
Glencore PLC (Switzerland)*	116,381	349,635
Kinross Gold Corp. (Canada)*	5,801	26,709
Kirkland Lake Gold Ltd. (Canada)	51,375	2,301,473
Maruichi Steel Tube Ltd. (Japan)	1,278	33,994
Mitsubishi Materials Corp. (Japan)	2,152	58,223
Mitsui Mining & Smelting Co. Ltd. (Japan)	20,300	484,985
Newcrest Mining Ltd. (Australia)	7,440	173,828
Newmont Goldcorp Corp.	1,681	63,743
Nippon Light Metal Holdings Co. Ltd. (Japan)	167,600	302,885
Nippon Steel Corp. (Japan)	1,881	26,422
Northern Star Resources Ltd. (Australia)	39,925	295,976
Nucor Corp.	7,686	391,294
Pan American Silver Corp. (Canada)*	15,900	12,377
Regis Resources Ltd. (Australia)	145,571	477,957
Rio Tinto Ltd. (Australia)	1,423	89,299
Rio Tinto PLC (Australia)	4,257	220,581
Royal Gold, Inc.	1,446	178,162
Saracen Mineral Holdings Ltd. (Australia)*	165,094	384,125
South32 Ltd. (Australia)	73,373	129,572
Steel Dynamics, Inc.	6,697	199,571
Teck Resources Ltd. (Canada) (Class B Stock)	13,185	213,770
Wheaton Precious Metals Corp. (Canada)	1,614	42,322
		17,648,019
	Shares	Value
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
MFA Financial, Inc.	34,675	$ 255,208
Redwood Trust, Inc.	15,091	247,643
Two Harbors Investment Corp.	18,184	238,756
		741,607
Multiline Retail — 0.5%
B&M European Value Retail SA (United Kingdom)	41,666	194,209
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	278	31,196
Dollar General Corp.	3,275	520,529
Dollar Tree, Inc.*	3,369	384,605
Dollarama, Inc. (Canada)	1,968	70,455
H2O Retailing Corp. (Japan)	5,300	58,210
Harvey Norman Holdings Ltd. (Australia)(a)	17,579	53,925
Isetan Mitsukoshi Holdings Ltd. (Japan)	4,871	39,006
Izumi Co. Ltd. (Japan)	2,200	86,417
J Front Retailing Co. Ltd. (Japan)	9,281	109,088
Kohl’s Corp.(a)	15,636	776,484
Macy’s, Inc.	238,958	3,713,407
Marks & Spencer Group PLC (United Kingdom)	122,345	277,198
Next PLC (United Kingdom)	2,874	218,359
Nordstrom, Inc.(a)	6,119	206,027
Ollie’s Bargain Outlet Holdings, Inc.*	345	20,231
Pan Pacific International Holdings Corp. (Japan)	5,200	87,099
Ryohin Keikaku Co. Ltd. (Japan)	11,690	219,097
Target Corp.	63,733	6,813,695
Wesfarmers Ltd. (Australia)	12,823	344,901
		14,224,138
Multi-Utilities — 0.8%
A2A SpA (Italy)	155,361	285,144
ACEA SpA (Italy)	327	6,531
AGL Energy Ltd. (Australia)	6,503	84,182
Ameren Corp.	72,570	5,809,229
Atco Ltd. (Canada) (Class I Stock)	1,800	65,867
Canadian Utilities Ltd. (Canada) (Class A Stock)	2,200	64,845
CenterPoint Energy, Inc.	7,766	234,378
Centrica PLC (United Kingdom)	47,198	42,706
CMS Energy Corp.	60,801	3,888,224
Consolidated Edison, Inc.	14,324	1,353,188
Dominion Energy, Inc.	6,302	510,714
DTE Energy Co.	24,646	3,276,932
E.ON SE (Germany)	8,228	79,977
Engie SA (France)	15,181	247,699
Innogy SE (Germany), 144A	2,553	124,205
Iren SpA (Italy)	68,934	201,204
National Grid PLC (United Kingdom)	240,197	2,605,837
NiSource, Inc.	7,305	218,566
Public Service Enterprise Group, Inc.	6,951	431,518
RWE AG (Germany)	6,413	200,646
Sempra Energy	16,235	2,396,448
Suez (France)	15,648	246,005
Veolia Environnement SA (France)	7,843	198,799

A16

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Multi-Utilities (cont’d.)
WEC Energy Group, Inc.	4,908	$ 466,751
		23,039,595
Oil, Gas & Consumable Fuels — 1.7%
Beach Energy Ltd. (Australia)	67,842	116,634
BP PLC (United Kingdom)	66,583	421,721
Brigham Minerals, Inc. (Class A Stock)	3,999	79,580
Cabot Oil & Gas Corp.	80,569	1,415,597
Cenovus Energy, Inc. (Canada)	19,071	178,928
Cheniere Energy, Inc.*	89,156	5,622,177
Chevron Corp.	9,093	1,078,430
China Aviation Oil Singapore Corp. Ltd. (Singapore)	88,600	74,485
ConocoPhillips	99,479	5,668,314
Cosmo Energy Holdings Co. Ltd. (Japan)	1,400	29,053
Diamondback Energy, Inc.	2,601	233,856
Enbridge, Inc. (Canada)	74,810	2,625,705
Encana Corp. (Canada)	19,771	90,584
Eni SpA (Italy)	20,559	314,441
Equinor ASA (Norway)	7,956	150,929
Exxon Mobil Corp.	15,720	1,109,989
Galp Energia SGPS SA (Portugal)	2,393	36,061
Gaztransport Et Technigaz SA (France)	2,690	266,421
HollyFrontier Corp.	110,818	5,944,278
Idemitsu Kosan Co. Ltd. (Japan)	4,619	131,055
Imperial Oil Ltd. (Canada)	3,819	99,449
Inpex Corp. (Japan)	66,600	616,000
Inter Pipeline Ltd. (Canada)	12,237	214,749
Japan Petroleum Exploration Co. Ltd. (Japan)	1,300	33,142
JXTG Holdings, Inc. (Japan)	35,294	161,284
Kinder Morgan, Inc.	62,171	1,281,344
Koninklijke Vopak NV (Netherlands)	750	38,595
Marathon Oil Corp.	34,016	417,376
Marathon Petroleum Corp.	10,553	641,095
Neste OYJ (Finland)	117,245	3,883,406
NewOcean Energy Holdings Ltd. (Hong Kong)*	556,000	105,031
Occidental Petroleum Corp.	1,217	54,120
OMV AG (Austria)	596	32,011
ONEOK, Inc.	13,397	987,225
Origin Energy Ltd. (Australia)	22,896	123,610
Parsley Energy, Inc. (Class A Stock)	15,502	260,434
Pembina Pipeline Corp. (Canada)	35,067	1,299,876
Phillips 66	1,577	161,485
Repsol SA (Spain)	20,152	314,985
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	20,703	606,746
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XEQT)	42,362	1,247,385
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	25,027	737,627
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR	16,653	997,515
San-Ai Oil Co. Ltd. (Japan)	800	7,900
Sinanen Holdings Co. Ltd. (Japan)	1,900	32,289
Sugih Energy Tbk PT (Indonesia)*^	660,500	—
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Suncor Energy, Inc. (Canada)	2,644	$ 83,400
Targa Resources Corp.	14,488	581,983
TC Energy Corp. (Canada)	43,662	2,260,794
TOTAL SA (France)	17,185	896,110
Valero Energy Corp.	41,939	3,574,880
Viper Energy Partners LP, MLP	10,266	284,060
Williams Cos., Inc. (The)(a)	65,555	1,577,253
Woodside Petroleum Ltd. (Australia)	2,080	45,380
WPX Energy, Inc.*	24,760	262,208
		49,508,985
Paper & Forest Products — 0.0%
Mondi PLC (United Kingdom)	1,697	32,470
Oji Holdings Corp. (Japan)	22,100	103,762
Stora Enso OYJ (Finland) (Class R Stock)	8,146	98,277
		234,509
Personal Products — 0.3%
Beiersdorf AG (Germany)	1,878	221,514
Coty, Inc. (Class A Stock)	6,364	66,886
Estee Lauder Cos., Inc. (The) (Class A Stock)	19,593	3,898,027
Kao Corp. (Japan)	3,100	230,167
Kobayashi Pharmaceutical Co. Ltd. (Japan)	767	58,664
Kose Corp. (Japan)	1,331	226,149
L’Oreal SA (France)	2,227	623,256
Mandom Corp. (Japan)	6,900	171,608
Pola Orbis Holdings, Inc. (Japan)	8,586	193,301
Shiseido Co. Ltd. (Japan)	4,059	325,804
Unilever NV (United Kingdom)	11,382	684,592
Unilever PLC (United Kingdom)	6,330	380,231
Unilever PLC (United Kingdom), ADR	11,527	692,773
		7,772,972
Pharmaceuticals — 1.5%
Allergan PLC	3,108	523,045
Astellas Pharma, Inc. (Japan)	210,851	3,017,953
AstraZeneca PLC (United Kingdom)	6,351	566,561
Bausch Health Cos., Inc.*	1,593	34,749
Bayer AG (Germany)	4,195	295,617
Bristol-Myers Squibb Co.(a)	10,439	529,362
Catalent, Inc.*	9,813	467,688
China Animal Healthcare Ltd. (China)*^	24,000	31
Chugai Pharmaceutical Co. Ltd. (Japan)	1,590	123,974
Daiichi Sankyo Co. Ltd. (Japan)	3,239	205,224
Eisai Co. Ltd. (Japan)	1,467	74,940
Eli Lilly & Co.	7,940	887,930
GlaxoSmithKline PLC (United Kingdom)	32,811	701,944
H. Lundbeck A/S (Denmark)	689	22,850
Ipsen SA (France)	2,104	199,896
Johnson & Johnson	18,027	2,332,333
Kyowa Kirin Co. Ltd. (Japan)	1,860	36,344
Merck & Co., Inc.	17,754	1,494,532

A17

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Merck KGaA (Germany)	40,197	$ 4,526,034
Mitsubishi Tanabe Pharma Corp. (Japan)	3,100	34,098
Mylan NV*	55,031	1,088,513
Nichi-iko Pharmaceutical Co. Ltd. (Japan)	1,700	18,988
Novartis AG (Switzerland)	27,665	2,396,255
Novo Nordisk A/S (Denmark) (Class B Stock)	146,562	7,542,636
Ono Pharmaceutical Co. Ltd. (Japan)	3,660	66,571
Orion OYJ (Finland) (Class B Stock)	7,518	280,273
Otsuka Holdings Co. Ltd. (Japan)	6,092	229,087
Pfizer, Inc.	29,345	1,054,366
Prestige Consumer Healthcare, Inc.*	5,061	175,566
Recordati SpA (Italy)	3,690	158,322
Roche Holding AG (Switzerland)	32,014	9,323,600
Sanofi (France)	8,801	816,816
Santen Pharmaceutical Co. Ltd. (Japan)	3,500	61,266
Sawai Pharmaceutical Co. Ltd. (Japan)	3,100	160,808
Shionogi & Co. Ltd. (Japan)	27,500	1,533,487
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	4,105	67,936
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	600	43,817
Takeda Pharmaceutical Co. Ltd. (Japan)	5,898	202,112
Teva Pharmaceutical Industries Ltd. (Israel), ADR*(a)	37,821	260,208
Towa Pharmaceutical Co. Ltd. (Japan)	7,800	181,584
UCB SA (Belgium)	1,694	122,946
Zoetis, Inc.	2,997	373,396
		42,233,658
Professional Services — 0.6%
Adecco Group AG (Switzerland)	36,368	2,012,218
Akka Technologies (France)	836	57,628
Amadeus Fire AG (Germany)	1,021	113,109
Applus Services SA (Spain)	9,551	123,993
ASGN, Inc.*	5,037	316,626
BayCurrent Consulting, Inc. (Japan)	3,300	146,149
Bureau Veritas SA (France)	2,558	61,633
CoStar Group, Inc.*	5,527	3,278,616
DKSH Holding AG (Switzerland)	1,878	93,749
Equifax, Inc.	1,256	176,682
Experian PLC (United Kingdom)	104,429	3,334,383
Hays PLC (United Kingdom)	150,499	278,787
IHS Markit Ltd.*	2,758	184,455
Intertek Group PLC (United Kingdom)	953	64,236
Intertrust NV (Netherlands), 144A	9,912	193,876
IPH Ltd. (Australia)	20,027	117,897
Nielsen Holdings PLC	8,327	176,949
Nihon M&A Center, Inc. (Japan)	11,700	331,885
Nomura Co. Ltd. (Japan)	5,100	64,523
Pagegroup PLC (United Kingdom)	2,676	14,449
Persol Holdings Co. Ltd. (Japan)	6,473	123,233
Randstad NV (Netherlands)	4,093	201,205
Recruit Holdings Co. Ltd. (Japan)	10,043	307,190
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
RELX PLC (United Kingdom)	11,131	$ 264,054
Robert Half International, Inc.	5,055	281,361
SGS SA (Switzerland)	114	282,908
Tanseisha Co. Ltd. (Japan)	11,200	126,130
Teleperformance (France)	241	52,233
Thomson Reuters Corp. (Canada)	1,500	100,257
Verisk Analytics, Inc.	2,133	337,313
Wolters Kluwer NV (Netherlands)	64,287	4,697,723
		17,915,450
Real Estate Management & Development — 0.2%
Aeon Mall Co. Ltd. (Japan)	3,020	47,784
Aroundtown SA (Germany)	4,636	37,939
Azrieli Group Ltd. (Israel)	1,375	108,005
Bayside Land Corp. (Israel)	27	17,262
CapitaLand Ltd. (Singapore)	13,880	35,455
CBRE Group, Inc. (Class A Stock)*	5,673	300,726
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (China) (Class A Stock)	23,324	61,919
CK Asset Holdings Ltd. (Hong Kong)	8,199	55,534
Cushman & Wakefield PLC*	10,460	193,824
Daito Trust Construction Co. Ltd. (Japan)	465	59,479
Daiwa House Industry Co. Ltd. (Japan)	2,911	95,009
Deutsche Wohnen SE (Germany)	1,712	62,502
Dios Fastigheter AB (Sweden)	6,941	60,558
First Capital Realty, Inc. (Canada)	3,800	63,302
Goldcrest Co. Ltd. (Japan)	3,000	59,051
Hang Lung Group Ltd. (Hong Kong)	9,000	22,519
Hang Lung Properties Ltd. (Hong Kong)	19,912	45,317
Hemfosa Fastigheter AB (Sweden)	34,072	345,392
Henderson Land Development Co. Ltd. (Hong Kong)	25,832	120,340
Hongkong Land Holdings Ltd. (Hong Kong)	6,784	38,166
Hulic Co. Ltd. (Japan)	2,901	29,749
Hysan Development Co. Ltd. (Hong Kong)	8,665	35,029
Kennedy-Wilson Holdings, Inc.	6,989	153,199
Kerry Properties Ltd. (Hong Kong)	47,982	148,184
Kungsleden AB (Sweden)	5,365	48,670
Mingfa Group International Co. Ltd. (Hong Kong)*^	88,000	1
Mitsubishi Estate Co. Ltd. (Japan)	7,764	150,411
Mitsui Fudosan Co. Ltd. (Japan)	40,660	1,012,814
New World Development Co. Ltd. (Hong Kong)	23,609	30,672
Nomura Real Estate Holdings, Inc. (Japan)	10,781	233,813
S IMMO AG (Austria)	429	9,877
SAMTY Co. Ltd. (Japan)	19,700	345,117
Shanghai SMI Holding Co. Ltd. (China) (Class A Stock)	3,900	3,005
Shenzhen New Nanshan Holding Group Co. Ltd. (China) (Class A Stock)*	20,522	9,029

A18

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
St. Modwen Properties PLC (United Kingdom)	2,340	$ 12,436
Sumitomo Realty & Development Co. Ltd. (Japan)	3,770	143,944
Sun Hung Kai Properties Ltd. (Hong Kong)	10,213	147,346
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	20,018	187,337
Swiss Prime Site AG (Switzerland)*	687	67,232
TLG Immobilien AG (Germany)	865	23,543
Tokyo Tatemono Co. Ltd. (Japan)	26,300	371,239
Tokyu Fudosan Holdings Corp. (Japan)	3,843	24,632
Tosei Corp. (Japan)	13,000	154,169
Vonovia SE (Germany)	3,533	179,325
Wheelock & Co. Ltd. (Hong Kong)	6,000	34,321
Yanlord Land Group Ltd. (Singapore)	300,100	254,367
		5,639,544
Road & Rail — 0.7%
Aurizon Holdings Ltd. (Australia)	21,296	84,869
Canadian National Railway Co. (Canada)	1,977	177,517
Canadian Pacific Railway Ltd. (Canada)	514	114,226
Central Japan Railway Co. (Japan)	25,070	5,168,761
ComfortDelGro Corp. Ltd. (Singapore)	29,500	51,257
CSX Corp.	1,508	104,459
East Japan Railway Co. (Japan)	53,313	5,101,078
Hankyu Hanshin Holdings, Inc. (Japan)	1,310	50,651
J.B. Hunt Transport Services, Inc.	411	45,477
Kansas City Southern	681	90,580
Keikyu Corp. (Japan)	1,612	31,360
Keio Corp. (Japan)	1,500	93,665
Keisei Electric Railway Co. Ltd. (Japan)	2,100	86,634
Kintetsu Group Holdings Co. Ltd. (Japan)	1,756	91,716
Knight-Swift Transportation Holdings, Inc.	8,934	324,304
Kyushu Railway Co. (Japan)	907	28,970
MTR Corp. Ltd. (Hong Kong)	15,722	88,233
Nagoya Railroad Co. Ltd. (Japan)	2,700	80,903
Nikkon Holdings Co. Ltd. (Japan)	8,200	187,555
Nobina AB (Sweden), 144A	6,304	39,493
Norfolk Southern Corp.	725	130,254
Odakyu Electric Railway Co. Ltd. (Japan)	3,200	76,870
Old Dominion Freight Line, Inc.	2,876	488,834
Saia, Inc.*	3,791	355,217
Seibu Holdings, Inc. (Japan)	2,485	43,410
Seino Holdings Co. Ltd. (Japan)	8,500	106,869
Tobu Railway Co. Ltd. (Japan)	1,857	60,329
Tokyu Corp. (Japan)	5,004	94,188
Union Pacific Corp.	40,787	6,606,678
West Japan Railway Co. (Japan)	2,210	187,186
		20,191,543
Semiconductors & Semiconductor Equipment — 0.7%
Advanced Micro Devices, Inc.*(a)	5,512	159,793
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Advantest Corp. (Japan)	2,794	$ 124,386
Analog Devices, Inc.	4,093	457,311
ASM International NV (Netherlands)	14,818	1,363,957
ASML Holding NV (Netherlands)	2,206	548,250
BE Semiconductor Industries NV (Netherlands)	18,389	575,670
Broadcom, Inc.	2,432	671,402
Cree, Inc.*	16,971	831,579
Dialog Semiconductor PLC (United Kingdom)*	14,015	663,235
Entegris, Inc.	7,364	346,550
Intel Corp.	31,481	1,622,216
KLA Corp.	567	90,408
Lam Research Corp.	184	42,524
Marvell Technology Group Ltd.	7,728	192,968
Maxim Integrated Products, Inc.(a)	3,477	201,353
Megachips Corp. (Japan)	400	6,156
Micron Technology, Inc.*	13,129	562,578
MKS Instruments, Inc.	4,481	413,507
NVIDIA Corp.	1,352	235,343
NXP Semiconductors NV (Netherlands)	2,825	308,264
Qorvo, Inc.*	4,335	321,397
QUALCOMM, Inc.	3,920	299,018
Renesas Electronics Corp. (Japan)*	10,649	69,979
Semtech Corp.*	4,742	230,509
Shinko Electric Industries Co. Ltd. (Japan)	10,500	90,229
Silergy Corp. (China)	16,000	398,017
Silicon Laboratories, Inc.*	3,341	372,020
Siltronic AG (Germany)	10,871	826,128
Skyworks Solutions, Inc.	473	37,485
STMicroelectronics NV (Switzerland)	3,918	75,808
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	105,950	4,924,556
Teradyne, Inc.	4,083	236,446
Texas Instruments, Inc.	7,484	967,232
Tokyo Electron Ltd. (Japan)	1,081	207,645
Tokyo Seimitsu Co. Ltd. (Japan)	5,800	172,052
Xilinx, Inc.	2,159	207,048
		18,853,019
Software — 1.7%
Adobe, Inc.*	1,972	544,766
Altair Engineering, Inc. (Class A Stock)*	3,647	126,259
Altium Ltd. (Australia)	21,956	493,735
ANSYS, Inc.*	182	40,288
Autodesk, Inc.*	1,317	194,521
Bottomline Technologies DE, Inc.*	3,251	127,927
Broadleaf Co. Ltd. (Japan)	5,800	31,425
Cadence Design Systems, Inc.*	13,866	916,265
Check Point Software Technologies Ltd. (Israel)*(a)	1,012	110,814
Citrix Systems, Inc.	4,129	398,531
CommVault Systems, Inc.*	3,889	173,877
Computer Engineering & Consulting Ltd. (Japan)	2,400	45,124
Constellation Software, Inc. (Canada)	384	383,507
Cornerstone OnDemand, Inc.*	6,116	335,279

A19

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
CyberArk Software Ltd.*	688	$ 68,676
Dassault Systemes SE (France)	644	91,911
ForeScout Technologies, Inc.*	7,047	267,222
Fortinet, Inc.*	715	54,883
HubSpot, Inc.*(a)	14,574	2,209,564
Intuit, Inc.	40,618	10,801,951
Micro Focus International PLC (United Kingdom)	5,363	74,665
Microsoft Corp.	125,346	17,426,854
National Agricultural Holdings Ltd. (China)*^	100,000	—
Nemetschek SE (Germany)	6,366	325,407
New Relic, Inc.*	2,626	161,368
Nice Ltd. (Israel)*	247	36,170
Nice Ltd. (Israel), ADR*	1,165	167,527
Nuance Communications, Inc.*	27,063	441,398
OBIC Business Consultants Co. Ltd. (Japan)	4,100	167,120
Open Text Corp. (Canada)	3,000	122,369
Oracle Corp.	28,781	1,583,818
Paycom Software, Inc.*	694	145,386
Paylocity Holding Corp.*	2,936	286,495
Proofpoint, Inc.*	3,356	433,092
PTC, Inc.*	2,673	182,245
Sage Group PLC (The) (United Kingdom)	28,522	242,498
salesforce.com, Inc.*	1,845	273,872
SAP SE (Germany)	6,678	785,700
ServiceNow, Inc.*	19,664	4,991,706
SimCorp A/S (Denmark)	6,855	602,163
Software AG (Germany)	10,721	294,762
Sophos Group PLC (United Kingdom), 144A	4,673	23,048
Symantec Corp.	12,463	294,501
Synopsys, Inc.*	2,740	376,065
Temenos AG (Switzerland)*	580	97,111
Teradata Corp.*	7,061	218,891
Trend Micro, Inc. (Japan)	1,275	60,919
WiseTech Global Ltd. (Australia)	1,217	28,619
Zendesk, Inc.*	2,542	185,261
		47,445,555
Specialty Retail — 0.6%
Aaron’s, Inc.	2,818	181,085
ABC-Mart, Inc. (Japan)	1,167	74,348
Advance Auto Parts, Inc.	1,581	261,497
Alpen Co. Ltd. (Japan)	1,200	18,932
Arcland Sakamoto Co. Ltd. (Japan)	2,500	29,116
AutoNation, Inc.*	47,139	2,389,947
AutoZone, Inc.*	395	428,425
Best Buy Co., Inc.	3,981	274,649
Bilia AB (Sweden) (Class A Stock)	9,835	78,016
Burlington Stores, Inc.*	1,967	393,046
CarMax, Inc.*	482	42,416
DCM Holdings Co. Ltd. (Japan)	5,700	56,061
Dufry AG (Switzerland)*	1,506	125,937
EDION Corp. (Japan)	4,700	45,478
Fast Retailing Co. Ltd. (Japan)	474	282,869
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Five Below, Inc.*	3,364	$ 424,200
Gap, Inc. (The)	7,108	123,395
Grand Baoxin Auto Group Ltd. (China)*	472,500	89,845
Hennes & Mauritz AB (Sweden) (Class B Stock)	15,548	301,362
Hikari Tsushin, Inc. (Japan)	100	21,727
Home Depot, Inc. (The)	9,772	2,267,299
Industria de Diseno Textil SA (Spain)	94,541	2,925,914
JB Hi-Fi Ltd. (Australia)	5,251	120,262
JD Sports Fashion PLC (United Kingdom)	64,549	595,322
Kingfisher PLC (United Kingdom)	74,788	189,826
Kohnan Shoji Co. Ltd. (Japan)	1,500	33,217
K’s Holdings Corp. (Japan)	54,300	593,318
L Brands, Inc.	5,135	100,595
Lowe’s Cos., Inc.	6,354	698,686
Maisons du Monde SA (France), 144A	1,079	17,073
National Vision Holdings, Inc.*	916	22,048
Nitori Holdings Co. Ltd. (Japan)	1,065	156,328
Nojima Corp. (Japan)	4,900	82,465
O’Reilly Automotive, Inc.*	754	300,477
Ross Stores, Inc.	4,671	513,109
Shimachu Co. Ltd. (Japan)	800	19,601
Shimamura Co. Ltd. (Japan)	600	47,652
Super Retail Group Ltd. (Australia)	22,354	150,167
Tiffany & Co.(a)	1,925	178,313
TJX Cos., Inc. (The)	11,917	664,254
Tractor Supply Co.	1,826	165,143
Ulta Beauty, Inc.*	855	214,306
USS Co. Ltd. (Japan)	1,700	33,149
Williams-Sonoma, Inc.	2,640	179,467
Yamada Denki Co. Ltd. (Japan)	19,300	93,522
Yellow Hat Ltd. (Japan)	4,800	71,029
		16,074,893
Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.	114,857	25,724,522
Brother Industries Ltd. (Japan)	4,417	80,572
Canon, Inc. (Japan)	6,711	179,703
FUJIFILM Holdings Corp. (Japan)	6,773	298,680
HP, Inc.	3,045	57,611
Konica Minolta, Inc. (Japan)	12,300	86,092
Logitech International SA (Switzerland)	1,471	59,782
NetApp, Inc.	2,154	113,107
Quadient SAS (France)	1,725	35,726
Ricoh Co. Ltd. (Japan)	3,130	28,340
Seiko Epson Corp. (Japan)	3,258	46,085
Xerox Holdings Corp.	4,377	130,916
		26,841,136
Textiles, Apparel & Luxury Goods — 0.6%
adidas AG (Germany)	1,796	559,034
Asics Corp. (Japan)	2,400	41,220
Burberry Group PLC (United Kingdom)	11,127	296,939
Capri Holdings Ltd.*	4,933	163,578
Cie Financiere Richemont SA (Switzerland)	984	72,225
Columbia Sportswear Co.	2,392	231,761

A20

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Crocs, Inc.*	7,664	$ 212,753
Deckers Outdoor Corp.*	1,402	206,599
EssilorLuxottica SA (France)	1,169	168,408
FF Group (Greece)*	5,768	12,978
Fuguiniao Co. Ltd. (China) (Class H Stock)*^	50,000	1
Gildan Activewear, Inc. (Canada)	1,800	63,883
Goldwin, Inc. (Japan)	2,400	206,950
Hermes International (France)	555	383,576
Hugo Boss AG (Germany)	4,380	235,233
Kering SA (France)	9,544	4,862,460
Levi Strauss & Co. (Class A Stock)*	6,255	119,095
LVMH Moet Hennessy Louis Vuitton SE (France)	1,765	702,424
Moncler SpA (Italy)	6,513	232,373
NIKE, Inc. (Class B Stock)	60,440	5,676,525
Pandora A/S (Denmark)	2,991	120,239
Puma SE (Germany)	3,119	241,685
PVH Corp.	3,608	318,334
Ralph Lauren Corp.	1,788	170,700
Seiko Holdings Corp. (Japan)	7,700	171,171
Swatch Group AG (The) (Switzerland), (SWX)	831	41,842
Swatch Group AG (The) (Switzerland), (XEQT)	311	82,565
Tapestry, Inc.	8,210	213,870
Under Armour, Inc. (Class A Stock)*	6,918	137,945
Under Armour, Inc. (Class C Stock)*	7,582	137,462
VF Corp.	3,479	309,596
Wacoal Holdings Corp. (Japan)	6,200	159,948
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	13,500	37,068
		16,590,440
Thrifts & Mortgage Finance — 0.0%
Aareal Bank AG (Germany)	7,061	214,892
Deutsche Pfandbriefbank AG (Germany), 144A	23,409	286,194
Genworth Mortgage Insurance Australia Ltd. (Australia)	53,318	122,261
MGIC Investment Corp.	15,115	190,147
OneSavings Bank PLC (United Kingdom)	6,779	30,832
Paragon Banking Group PLC (United Kingdom)	22,099	131,115
Washington Federal, Inc.	5,911	218,648
		1,194,089
Tobacco — 0.1%
Altria Group, Inc.	3,666	149,939
British American Tobacco PLC (United Kingdom)	15,770	581,808
Imperial Brands PLC (United Kingdom)	50,322	1,128,966
Japan Tobacco, Inc. (Japan)	5,209	114,128
Philip Morris International, Inc.	6,620	502,657
Scandinavian Tobacco Group A/S (Denmark), 144A	5,946	69,709
	Shares	Value
Common Stocks (continued)
Tobacco (cont’d.)
Swedish Match AB (Sweden)	21,480	$ 888,365
		3,435,572
Trading Companies & Distributors — 0.4%
Beacon Roofing Supply, Inc.*	7,025	235,548
Brenntag AG (Germany)	2,299	111,276
Bunzl PLC (United Kingdom)	4,214	109,954
Chori Co. Ltd. (Japan)	1,200	19,018
Cramo OYJ (Finland)	7,293	78,115
Daiichi Jitsugyo Co. Ltd. (Japan)	1,000	28,841
Diploma PLC (United Kingdom)	8,102	165,565
Fastenal Co.	7,932	259,138
Ferguson PLC	41,091	2,997,499
HD Supply Holdings, Inc.*	73,092	2,863,379
Inaba Denki Sangyo Co. Ltd. (Japan)	400	17,543
ITOCHU Corp. (Japan)	43,634	902,918
Kanamoto Co. Ltd. (Japan)	3,800	94,789
Marubeni Corp. (Japan)	46,140	307,966
Mitsubishi Corp. (Japan)	11,301	278,181
Mitsui & Co. Ltd. (Japan)	6,876	112,926
MonotaRO Co. Ltd. (Japan)	7,549	199,199
Nishio Rent All Co. Ltd. (Japan)	700	18,061
Sojitz Corp. (Japan)	2,400	7,471
Sumitomo Corp. (Japan)	14,467	226,860
Toyota Tsusho Corp. (Japan)	3,323	107,788
United Rentals, Inc.*	1,364	170,009
Univar Solutions, Inc.*	11,580	240,401
W.W. Grainger, Inc.	901	267,732
Wakita & Co. Ltd. (Japan)	5,000	49,377
Watsco, Inc.	1,266	214,182
		10,083,736
Transportation Infrastructure — 0.2%
Aena SME SA (Spain), 144A	4,822	883,310
Aeroports de Paris (France)	4,076	725,102
ASTM SpA (Italy)	4,673	149,448
Atlantia SpA (Italy)	14,395	348,330
Auckland International Airport Ltd. (New Zealand)	9,914	56,725
Enav SpA (Italy), 144A	171,772	970,383
Flughafen Zurich AG (Switzerland)	3,089	572,256
Fraport AG Frankfurt Airport Services Worldwide (Germany)	341	28,948
Getlink SE (France)	5,381	80,739
Japan Airport Terminal Co. Ltd. (Japan)	7,400	322,386
Kamigumi Co. Ltd. (Japan)	3,027	68,834
SATS Ltd. (Singapore)	7,053	24,703
Sumitomo Warehouse Co. Ltd. (The) (Japan)	10,300	136,107
Sydney Airport (Australia)	89,671	486,137
Transurban Group (Australia)	147,728	1,464,394
		6,317,802
Water Utilities — 0.1%
American Water Works Co., Inc.	13,264	1,647,787
Beijing Enterprises Water Group Ltd. (China)*	690,000	353,574

A21

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Water Utilities (cont’d.)
Severn Trent PLC (United Kingdom)	19,815	$ 527,437
United Utilities Group PLC (United Kingdom)	8,561	86,849
		2,615,647
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	17,393	454,040
Millicom International Cellular SA (Colombia), SDR	566	27,458
NTT DOCOMO, Inc. (Japan)	19,000	486,029
Rogers Communications, Inc. (Canada) (Class B Stock)	1,016	49,487
Softbank Corp. (Japan)	1,830	24,824
SoftBank Group Corp. (Japan)	64,625	2,554,837
Tele2 AB (Sweden) (Class B Stock)	2,185	32,519
T-Mobile US, Inc.*	3,368	265,297
Vodafone Group PLC (United Kingdom)	132,354	263,698
		4,158,189

Total Common Stocks (cost $1,151,494,205)		1,190,957,169
Exchange-Traded Funds — 1.1%
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	691,222	21,676,722
Goldman Sachs ActiveBeta International Equity ETF	10,028	283,692
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	4,859	291,006
iShares MSCI South Korea ETF	157,621	8,880,367

Total Exchange-Traded Funds (cost $32,640,680)		31,131,787
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	644	35,793
Porsche Automobil Holding SE (Germany) (PRFC)	744	48,407
Volkswagen AG (Germany) (PRFC)	527	89,612
		173,812
Chemicals — 0.0%
FUCHS PETROLUB SE (Germany) (PRFC)	2,818	105,850
Construction Materials — 0.0%
STO SE & Co. KGaA (Germany) (PRFC)	381	39,905
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	2,112	208,837
Machinery — 0.0%
Jungheinrich AG (Germany) (PRFC)	2,818	60,865

Total Preferred Stocks (cost $650,711)		589,269

	Units	Value
Rights* — 0.0%
Diversified Financial Services — 0.0%
Zhengqi Financial Holdings Corp. (China), expiring 12/31/19^	7,900	$ —
Media — 0.0%
Media General, Inc., CVR^	2,019	—
Multiline Retail — 0.0%
Harvey Norman Holdings Ltd. (Australia), expiring 10/11/19	1	1

Total Rights (cost $—)		1

	Shares
Unaffiliated Mutual Funds — 3.4%
Goldman Sachs Emerging Markets Equity Insights Fund, (Institutional Shares)	3,545,360	32,156,413
Goldman Sachs High Yield Floating Rate Fund, (Institutional Shares)	5,467,279	51,337,748
Goldman Sachs MLP Energy Infrastructure Fund, (Institutional Shares)	1,861,425	11,503,606

Total Unaffiliated Mutual Funds (cost $97,858,850)		94,997,767

	Units
Warrants* — 0.0%
Building Products — 0.0%
Dynasty Ceramic PCL (Thailand), expiring 05/07/21	93,360	2,137
Independent Power & Renewable Electricity Producers — 0.0%
Super Energy Corp. PCL (Thailand), expiring 08/31/20	105,360	69
Media — 0.0%
VGI Public Media PCL (Thailand), expiring 09/09/22	19,780	1,261
Real Estate Management & Development — 0.0%
Country Group Development PCL (Thailand), expiring 06/26/21	116,020	379
Road & Rail — 0.0%
BTS Group Holdings PCL (Thailand), expiring 11/29/19	38,455	3,747

Total Warrants (cost $—)		7,593

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 4.0%
Collateralized Loan Obligations — 2.3%
ACIS CLO Ltd. (Cayman Islands),
Series 2014-04A, Class A, 144A, 3 Month LIBOR + 1.420% (Cap N/A, Floor 0.000%)
3.673%(c)	05/01/26	6,619	6,629,057

A22

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
AIMCO CLO (Cayman Islands),
Series 2017-AA, Class A, 144A, 3 Month LIBOR + 1.260%
3.538%(c)	07/20/29	5,750	$ 5,753,881
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2014-04RA, Class A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
3.306%(c)	01/28/31	7,450	7,425,069
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.553%(c)	07/15/29	6,500	6,499,478
BSPRT Issuer Ltd. (Cayman Islands),
Series 2018-FL4, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
3.078%(c)	09/15/35	5,000	5,001,416
Catamaran CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
3.106%(c)	01/27/28	6,650	6,614,535
Crown Point CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A1AR, 144A, 3 Month LIBOR + 0.910% (Cap N/A, Floor 0.000%)
3.213%(c)	12/31/27	8,650	8,653,475
KREF Ltd.,
Series 2018-FL1, Class A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.125%(c)	06/15/36	4,275	4,279,530
Magnetite Ltd. (Cayman Islands),
Series 2016-17A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.378%(c)	07/20/31	9,550	9,462,636
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 0.890% (Cap N/A, Floor 0.000%)
3.193%(c)	04/15/29	2,780	2,779,818
Voya CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1A, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
3.508%(c)	07/20/30	2,900	2,908,825
			66,007,720
Other — 0.3%
Orec Ltd. (Cayman Islands),
Series 2018-CRE1, Class A, 144A, 1 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.208%(c)	06/15/36	2,550	2,549,202
Ready Capital Mortgage Financing LLC,
Series 2018-FL2, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
2.868%(c)	06/25/35	1,080	1,076,905
TPG Real Estate Finance Issuer Ltd. (Cayman Islands),
Series 2018-FL2, Class A, 144A, 1 Month LIBOR + 1.130% (Cap N/A, Floor 0.000%)
3.155%(c)	11/15/37	3,800	3,803,391
			7,429,498
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans — 1.4%
Access Group, Inc.,
Series 2015-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
2.718%(c)	07/25/56	1,246	$ 1,242,947
Access to Loans for Learning Student Loan Corp.,
Series 2013-I, Class A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
2.818%(c)	02/25/41	793	784,587
Chase Education Loan Trust,
Series 2007-A, Class A3, 3 Month LIBOR + 0.070% (Cap N/A, Floor 0.070%)
2.174%(c)	12/28/23	28	28,467
Edsouth Indenture No. 05 LLC,
Series 2014-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.000%)
2.718%(c)	02/25/39	1,298	1,292,973
Edsouth Indenture No. 06 LLC,
Series 2014-02, Class A, 144A, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
2.698%(c)	05/25/39	1,707	1,683,588
Edsouth Indenture No. 10 LLC,
Series 2015-02, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.018%(c)	12/25/56	1,718	1,717,796
Higher Education Funding,
Series 2014-01, Class A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
3.182%(c)	05/25/34	3,909	3,926,387
Navient Student Loan Trust,
Series 2016-07A, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
3.168%(c)	03/25/66	3,712	3,751,275
Series 2017-02A, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
3.068%(c)	12/27/66	6,106	6,127,123
Nelnet Student Loan Trust,
Series 2006-01, Class A5, 3 Month LIBOR + 0.110% (Cap N/A, Floor 0.110%)
2.258%(c)	08/23/27	883	881,165
Series 2006-01, Class A6, 144A, 3 Month LIBOR + 0.450% (Cap N/A, Floor 0.450%)
2.598%(c)	08/23/36	4,950	4,801,273
Series 2013-05A, Class A, 144A, 1 Month LIBOR + 0.630% (Cap N/A, Floor 0.630%)
2.648%(c)	01/25/37	592	586,822
New Hampshire Higher Education Loan Corp.,
Series 2011-01, Class A3, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
3.126%(c)	10/25/37	3,170	3,163,105
PHEAA Student Loan Trust,
Series 2016-01A, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.168%(c)	09/25/65	3,395	3,428,328
Scholar Funding Trust,
Series 2010-A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
3.006%(c)	10/28/41	1,121	1,115,587

A23

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SLC Student Loan Trust,
Series 2006-02, Class A5, 3 Month LIBOR + 0.100% (Cap N/A, Floor 0.000%)
2.219%(c)	09/15/26	1,200	$ 1,198,118
SLM Student Loan Trust,
Series 2005-03, Class A5, 3 Month LIBOR + 0.090% (Cap N/A, Floor 0.090%)
2.366%(c)	10/25/24	327	326,942
South Carolina Student Loan Corp.,
Series 2014-01, Class A1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
2.850%(c)	05/01/30	2,326	2,323,684
			38,380,167

Total Asset-Backed Securities (cost $111,606,069)			111,817,385
Commercial Mortgage-Backed Securities — 0.2%
Bancorp Commercial Mortgage Trust,
Series 2018-CRE4, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.950%)
2.928%(c)	09/15/35	2,208	2,207,553
Exantas Capital Corp. (Cayman Islands),
Series 2018-RSO6, Class A, 144A, 1 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)
2.855%(c)	06/15/35	3,545	3,543,168

Total Commercial Mortgage-Backed Securities (cost $5,752,871)			5,750,721
Convertible Bond — 0.0%
Commercial Services
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes
1.750%	06/19/24	400	398,369
(cost $392,750)
Corporate Bonds — 14.4%
Aerospace & Defense — 0.4%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.450%	11/01/28	900	963,796
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	100	109,376
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	4,602	4,743,940
United Technologies Corp.,
Sr. Unsec’d. Notes
3.950%	08/16/25	4,425	4,847,826
4.125%	11/16/28	275	311,131
			10,976,069
Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
3.800%	02/14/24	2,125	2,221,400
4.400%	02/14/26	25	26,734
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Agriculture (cont’d.)
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24		1,480	$ 1,496,205
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.000%	06/12/22		2,050	2,135,628
4.450%	06/12/25		100	106,655
				5,986,622
Auto Manufacturers — 0.1%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21		1,075	1,080,021
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25		575	590,630
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25		725	752,960
Sr. Unsec’d. Notes
5.650%	01/17/29		300	330,583
				2,754,194
Banks — 3.4%
Banco de Bogota SA (Colombia),
Sub. Notes
6.250%	05/12/26		360	406,804
Banco de Credito del Peru (Peru),
Sr. Unsec’d. Notes, 144A
2.700%	01/11/25		280	280,000
Banco do Brasil SA (Brazil),
Jr. Sub. Notes
6.250%(ff)	—(rr)		650	640,250
Sr. Unsec’d. Notes, EMTN
4.750%	03/20/24		200	209,750
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes, 144A
6.750%(ff)	—(rr)		220	219,736
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.306%	06/27/29		800	826,504
4.250%	04/11/27		200	213,925
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
2.816%(ff)	07/21/23		3,100	3,147,110
3.593%(ff)	07/21/28		1,575	1,662,823
Sr. Unsec’d. Notes, MTN
3.248%	10/21/27		100	103,943
4.271%(ff)	07/23/29		100	111,238
Sub. Notes, MTN
4.200%	08/26/24		1,475	1,582,077
4.450%	03/03/26		1,675	1,825,398
Banque Centrale de Tunisie International Bond (Tunisia),
Sr. Unsec’d. Notes, 144A
6.375%	07/15/26	EUR	150	157,983

A24

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.610%(ff)	02/15/23		2,825	$ 2,933,615
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
6.625%(ff)	—(rr)		500	526,875
Sr. Unsec’d. Notes, 144A
3.375%	01/09/25		2,585	2,669,382
Sr. Unsec’d. Notes, 144A, MTN
3.500%	03/01/23		2,525	2,606,160
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
4.000%	09/12/23		2,450	2,580,907
4.625%	09/12/28(a)		1,225	1,376,310
Capital One NA,
Sr. Unsec’d. Notes
2.650%	08/08/22		2,210	2,235,114
CIT Bank NA,
Sr. Unsec’d. Notes
2.969%(ff)	09/27/25		1,425	1,424,572
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.700%	10/27/22		2,900	2,942,950
3.400%	05/01/26		1,800	1,880,115
Sub. Notes
4.125%	07/25/28		1,575	1,690,306
4.600%	03/09/26(a)		925	1,010,644
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes
3.125%	04/26/21		2,225	2,263,200
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
6.875%(ff)	—(rr)		600	645,000
Sr. Unsec’d. Notes, 144A, MTN
3.250%	10/04/24		1,475	1,518,314
Credit Suisse AG (Switzerland),
Sub. Notes, 144A
6.500%	08/08/23		475	528,437
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.869%(ff)	01/12/29		2,250	2,366,634
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
4.550%	04/17/26		544	597,328
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.700%	07/13/20		4,625	4,615,533
HSBC Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A, EMTN
17.629%(s)	11/21/19	EGP	4,425	265,862
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
3.124%(c)	05/18/24		1,125	1,129,461
Sr. Unsec’d. Notes
3.262%(ff)	03/13/23		2,175	2,214,131
3.803%(ff)	03/11/25		1,775	1,849,606
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	2,050	$ 2,197,692
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, 144A
4.625%	01/06/26	1,375	1,522,456
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series Z
5.300%(ff)	—(rr)	2,200	2,224,750
Sr. Unsec’d. Notes
2.301%(ff)	10/15/25(a)	3,700	3,686,009
3.782%(ff)	02/01/28	1,250	1,337,351
3.882%(ff)	07/24/38	850	939,125
3.960%(ff)	01/29/27	950	1,027,195
4.023%(ff)	12/05/24	600	639,760
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.751%	07/18/39	800	858,069
Morgan Stanley,
Sr. Unsec’d. Notes
3.737%(ff)	04/24/24	1,825	1,905,954
Sr. Unsec’d. Notes, GMTN
3.700%	10/23/24	4,575	4,844,334
4.431%(ff)	01/23/30	1,025	1,151,241
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.400%
3.683%(c)	10/24/23	2,500	2,545,050
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.498%(ff)	05/15/23	1,630	1,651,695
3.875%	09/12/23	1,836	1,895,462
4.269%(ff)	03/22/25	775	810,659
4.519%(ff)	06/25/24	1,050	1,104,216
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes
2.875%	06/18/24	2,150	2,182,057
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.247%(ff)	01/20/23	3,281	3,392,223
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.000%	10/23/26	3,525	3,620,134
Sr. Unsec’d. Notes, MTN
4.150%	01/24/29	375	415,793
Westpac Banking Corp. (Australia),
Sub. Notes
4.110%(ff)	07/24/34	1,350	1,409,369
Yapi ve Kredi Bankasi A/S (Turkey),
Jr. Sub. Notes, EMTN
13.875%(ff)	—(rr)	220	236,500
Sr. Unsec’d. Notes, EMTN
5.850%	06/21/24	340	322,150
			95,177,241

A25

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	850	$ 981,833
4.900%	02/01/46	3,350	3,997,310
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.600%	04/15/48	400	461,337
4.750%	01/23/29	3,625	4,213,197
5.550%	01/23/49	475	621,640
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
5.300%	05/15/48	1,075	1,231,561
Constellation Brands, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.700%
2.858%(c)	11/15/21	1,100	1,100,001
Gtd. Notes
3.150%	08/01/29	1,500	1,528,462
3.600%	02/15/28	1,150	1,214,156
3.700%	12/06/26	775	820,055
4.400%	11/15/25	575	635,729
Keurig Dr. Pepper, Inc.,
Gtd. Notes
4.057%	05/25/23	350	370,142
			17,175,423
Biotechnology — 0.1%
Celgene Corp.,
Sr. Unsec’d. Notes
3.875%	08/15/25	3,225	3,481,064
3.900%	02/20/28	700	766,754
			4,247,818
Chemicals — 0.5%
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
3.125%	06/19/22	720	721,253
3.375%	06/19/24	360	362,934
4.625%	03/14/23	970	1,016,766
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.205%	11/15/23	125	133,952
4.493%	11/15/25	1,000	1,105,113
Huntsman International LLC,
Sr. Unsec’d. Notes
4.500%	05/01/29	900	946,222
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22	400	408,504
SASOL Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	550	594,167
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.750%	06/01/22	203	205,741
2.950%	08/15/29	1,025	1,026,938
3.450%	06/01/27	1,250	1,307,278
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.698%	04/24/20		2,910	$ 2,919,670
3.933%	04/23/21		3,595	3,660,855
				14,409,393
Commercial Services — 0.2%
Adani Ports & Special Economic Zone Ltd. (India),
Sr. Unsec’d. Notes
4.000%	07/30/27		390	398,588
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25		800	803,704
3.200%	08/15/29		475	481,693
IHS Markit Ltd.,
Sr. Unsec’d. Notes
4.250%	05/01/29		1,550	1,666,916
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.650%	10/01/26		2,375	2,391,360
				5,742,261
Computers — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
2.450%	08/04/26		4,575	4,636,247
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
5.450%	06/15/23		275	299,277
6.020%	06/15/26		650	730,976
8.350%	07/15/46		125	164,868
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.900%	10/15/25		2,014	2,229,066
6.350%	10/15/45		400	466,559
				8,526,993
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.300%	01/23/23		1,975	2,014,051
4.625%	07/01/22		1,950	2,059,070
4.875%	01/16/24		875	944,857
Air Lease Corp.,
Sr. Unsec’d. Notes, GMTN
3.750%	06/01/26(a)		2,375	2,467,215
American Express Co.,
Sub. Notes
3.625%	12/05/24		875	925,993
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24		1,050	1,076,985
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, 144A, EMTN
17.547%(s)	03/05/20	EGP	10,000	576,266

A26

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
3.373%	11/15/25	2,700	$ 2,754,499
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/22	1,075	1,102,128
			13,921,064
Electric — 0.7%
Alliant Energy Finance LLC,
Gtd. Notes, 144A
3.750%	06/15/23	950	993,049
4.250%	06/15/28	250	268,362
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.950%	09/15/27	1,575	1,626,262
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36	527	729,934
Dominion Energy, Inc.,
Jr. Sub. Notes
3.071%(cc)	08/15/24	1,575	1,613,361
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.150%	08/15/27	2,875	2,987,398
Entergy Corp.,
Sr. Unsec’d. Notes
2.950%	09/01/26	1,100	1,117,014
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	1,150	1,179,536
Florida Power & Light Co.,
First Mortgage
4.125%	02/01/42	1,119	1,297,129
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	06/15/24	1,225	1,260,538
Sempra Energy,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
2.803%(c)	01/15/21	2,625	2,622,158
Southern California Edison Co.,
First Mortgage, Series A
4.200%	03/01/29	1,150	1,282,504
Southern Co. (The),
Sr. Unsec’d. Notes
3.250%	07/01/26	2,450	2,526,607
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	1,695	1,706,250
			21,210,102
Energy-Alternate Sources — 0.0%
Greenko Dutch BV (India),
Sr. Sec’d. Notes
4.875%	07/24/22	400	400,216
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28	1,020	$ 1,000,875
5.500%	10/31/46	590	584,843
5.500%	07/31/47	200	198,380
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	600	588,750
5.500%	10/31/46	200	198,252
5.500%	07/31/47	370	367,003
			2,938,103
Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24	1,425	1,440,136
Foods — 0.3%
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
3.750%	04/01/30	1,075	1,085,038
Mars, Inc.,
Gtd. Notes, 144A
2.700%	04/01/25	550	564,346
3.200%	04/01/30	1,000	1,057,908
Smithfield Foods, Inc.,
Gtd. Notes, 144A
2.700%	01/31/20	1,150	1,149,320
Sr. Unsec’d. Notes, 144A
2.650%	10/03/21(a)	3,350	3,317,934
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.900%	09/28/23	1,350	1,430,402
			8,604,948
Gas — 0.1%
NiSource, Inc.,
Sr. Unsec’d. Notes
3.650%	06/15/23	1,475	1,539,818
Hand/Machine Tools — 0.1%
Stanley Black & Decker, Inc.,
Sr. Unsec’d. Notes
4.250%	11/15/28	1,450	1,649,950
Healthcare-Products — 0.2%
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.894%	06/06/22	925	939,067
3.363%	06/06/24	2,250	2,346,949
3.700%	06/06/27	610	647,563
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.875%
2.979%(c)	12/29/20	2,287	2,287,765
			6,221,344
Healthcare-Services — 0.1%
Northwell Healthcare, Inc.,
Sec’d. Notes
6.150%	11/01/43	1,170	1,617,557

A27

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	07/15/35	725	$ 876,156
			2,493,713
Insurance — 0.3%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/26	2,625	2,796,573
4.125%	02/15/24	1,100	1,176,838
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26	1,875	2,050,191
Great-West Lifeco Finance 2018 LP (Canada),
Gtd. Notes, 144A
4.047%	05/17/28	775	860,404
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.375%	03/15/29(a)	1,250	1,413,745
			8,297,751
Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.875%	08/22/37	925	1,064,238
4.800%	12/05/34	850	1,063,477
			2,127,715
Investment Companies — 0.1%
Huarong Finance 2019 Co. Ltd. (China),
Gtd. Notes, EMTN
3.750%	05/29/24	1,290	1,316,084
Huarong Finance II Co. Ltd. (China),
Gtd. Notes, EMTN
4.625%	06/03/26	340	359,315
5.500%	01/16/25	400	437,843
			2,113,242
Iron/Steel — 0.0%
Samarco Mineracao SA (Brazil),
Sr. Unsec’d. Notes
5.750%	10/24/23(d)	250	187,350
Media — 0.5%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes
7.500%	05/15/26	380	403,746
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.500%	02/01/24	831	892,763
4.908%	07/23/25	4,375	4,799,179
Comcast Corp.,
Gtd. Notes
3.150%	02/15/28	1,725	1,797,910
3.300%	02/01/27	1,289	1,361,709
3.700%	04/15/24	125	133,289
4.150%	10/15/28	2,175	2,439,754
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
4.250%	10/15/30		1,025	$ 1,165,930
Fox Corp.,
Sr. Unsec’d. Notes, 144A
4.030%	01/25/24		700	744,289
4.709%	01/25/29		625	713,900
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41		323	347,807
				14,800,276
Mining — 0.1%
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
4.125%	03/12/24		2,225	2,333,921
Indonesia Asahan Aluminium Persero PT (Indonesia),
Sr. Unsec’d. Notes
5.230%	11/15/21		1,140	1,196,498
				3,530,419
Miscellaneous Manufacturing — 0.1%
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22		225	225,630
Sr. Unsec’d. Notes, GMTN
3.100%	01/09/23		675	683,923
4.625%	01/07/21		1,100	1,127,979
				2,037,532
Multi-National — 0.0%
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
16.950%	04/03/20	UAH	14,400	593,242
Oil & Gas — 1.2%
BP Capital Markets America, Inc.,
Gtd. Notes
3.224%	04/14/24		2,300	2,391,512
4.234%	11/06/28		1,325	1,496,593
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.250%	04/15/27(a)		1,150	1,195,633
Continental Resources, Inc.,
Gtd. Notes
4.375%	01/15/28		175	180,737
4.500%	04/15/23		2,775	2,880,888
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		175	212,407
5.850%	12/15/25(a)		1,425	1,693,753
Diamondback Energy, Inc.,
Gtd. Notes
4.750%	11/01/24		2,475	2,533,781
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
5.150%	02/11/26		430	467,930
Sr. Unsec’d. Notes, 144A
5.150%	02/11/26		830	903,214

A28

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Lukoil International Finance BV (Russia),
Gtd. Notes
4.563%	04/24/23	210	$ 221,414
Marathon Oil Corp.,
Sr. Unsec’d. Notes
4.400%	07/15/27	675	719,791
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.625%	09/15/24	925	968,664
3.800%	04/01/28	700	729,384
Newfield Exploration Co.,
Gtd. Notes
5.625%	07/01/24	1,625	1,792,601
Noble Energy, Inc.,
Sr. Unsec’d. Notes
3.250%	10/15/29	850	841,508
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.900%	08/15/24	3,075	3,098,012
3.200%	08/15/26	375	378,358
5.550%	03/15/26	450	507,540
6.450%	09/15/36	925	1,144,311
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes
5.250%	05/23/21	1,140	1,188,276
Petrobras Global Finance BV (Brazil),
Gtd. Notes, 144A
5.093%	01/15/30(a)	168	175,249
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
6.000%	10/28/22(d)	2,090	125,400
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.350%	02/12/48	240	220,538
6.625%	06/15/35	50	48,863
Gtd. Notes, 144A
6.490%	01/23/27	460	479,826
7.690%	01/23/50	1,570	1,636,725
Gtd. Notes, MTN
6.750%	09/21/47	100	95,980
Phillips 66,
Gtd. Notes
3.900%	03/15/28	925	998,140
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.950%	07/15/22	425	442,329
Reliance Holding USA, Inc. (India),
Gtd. Notes
5.400%	02/14/22	860	914,173
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes
4.125%	01/28/25	500	533,259
Shell International Finance BV (Netherlands),
Gtd. Notes
4.550%	08/12/43	775	952,944
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Total Capital International SA (France),
Gtd. Notes
3.461%	07/12/49	700	$ 737,873
			32,907,606
Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.750%	11/14/23	1,750	1,840,399
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.875%	12/15/23	1,525	1,593,020
4.250%	12/15/25	1,325	1,415,571
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	1,700	1,780,200
CVS Health Corp.,
Sr. Unsec’d. Notes
3.500%	07/20/22	1,700	1,755,627
4.000%	12/05/23	2,250	2,377,505
4.780%	03/25/38	50	54,759
5.125%	07/20/45	75	85,010
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
3.912%	08/27/21	1,950	1,997,082
4.272%	08/28/23	750	787,335
			13,686,508
Pipelines — 0.9%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes
4.600%	11/02/47	710	827,391
Sr. Sec’d. Notes, 144A
4.600%	11/02/47	1,030	1,200,300
Energy Transfer Operating LP,
Gtd. Notes
4.200%	09/15/23	2,275	2,390,860
4.650%	06/01/21	675	695,275
5.300%	04/15/47	375	403,370
Enterprise Products Operating LLC,
Gtd. Notes, 3 Month LIBOR + 2.778%
4.909%(c)	06/01/67	1,095	1,014,177
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.750%	07/15/23	2,100	2,106,479
5.500%	07/15/28	850	850,100
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	425	440,540
5.500%	02/15/49	540	626,247
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.850%	10/15/23	1,175	1,217,041
4.500%	12/15/26	1,075	1,139,940
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27	1,100	1,212,879

A29

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
5.625%	04/15/23	650	$ 706,272
5.625%	03/01/25	1,775	1,993,037
6.250%	03/15/22	1,750	1,885,570
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24	650	684,346
5.400%	10/01/47	700	763,775
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	1,275	1,232,416
5.300%	03/01/48	225	195,160
5.450%	04/01/44	225	199,505
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.600%	03/15/22	840	862,832
3.900%	01/15/25	625	654,547
4.000%	09/15/25	1,100	1,162,850
			24,464,909
Real Estate — 0.0%
Easy Tactic Ltd. (China),
Sr. Sec’d. Notes
8.125%	07/11/24	200	187,972
Kaisa Group Holdings Ltd. (China),
Sr. Sec’d. Notes
11.250%	04/09/22	200	195,477
Scenery Journey Ltd. (China),
Sr. Unsec’d. Notes
13.000%	11/06/22	200	199,217
			582,666
Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.375%	08/15/31	800	835,469
3.800%	04/15/26	800	851,121
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23	3,000	3,123,848
American Homes 4 Rent LP,
Sr. Unsec’d. Notes
4.900%	02/15/29	1,874	2,128,400
American Tower Corp.,
Sr. Unsec’d. Notes
3.375%	05/15/24	2,275	2,364,589
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.150%	07/15/23	2,975	3,048,190
CubeSmart LP,
Gtd. Notes
4.375%	12/15/23	1,125	1,199,579
Essex Portfolio LP,
Gtd. Notes
3.000%	01/15/30	775	781,726
Kilroy Realty LP,
Gtd. Notes
3.800%	01/15/23	1,450	1,514,687
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
4.750%	12/15/28	1,075	$ 1,209,532
Regency Centers LP,
Gtd. Notes
2.950%	09/15/29	1,425	1,421,176
Spirit Realty LP,
Gtd. Notes
3.400%	01/15/30	950	943,015
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25	1,250	1,308,897
VEREIT Operating Partnership LP,
Gtd. Notes
4.625%	11/01/25	2,550	2,783,621
WP Carey, Inc.,
Sr. Unsec’d. Notes
3.850%	07/15/29	900	952,629
			24,466,479
Retail — 0.2%
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	1,300	1,377,445
4.200%	05/15/28	562	603,883
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/24	1,075	1,155,373
3.900%	12/06/28	650	730,312
Starbucks Corp.,
Sr. Unsec’d. Notes
3.800%	08/15/25	2,225	2,407,631
Walmart, Inc.,
Sr. Unsec’d. Notes
4.050%	06/29/48	425	511,298
			6,785,942
Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.960%(ff)	07/18/30	975	1,018,236
Semiconductors — 0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.000%	01/15/22	2,225	2,246,526
3.125%	01/15/25	825	819,215
3.625%	01/15/24	1,115	1,140,210
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	10/15/22	2,675	2,708,571
3.625%	10/15/24	2,500	2,541,859
Microchip Technology, Inc.,
Sr. Sec’d. Notes
3.922%	06/01/21	1,300	1,327,789
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/01/21	2,075	2,129,009

A30

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
4.625%	06/01/23	225	$ 239,504
			13,152,683
Software — 0.2%
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.750%	07/01/24	2,550	2,594,310
3.200%	07/01/26	1,675	1,733,450
3.800%	10/01/23	750	793,691
4.200%	10/01/28	1,225	1,355,096
			6,476,547
Telecommunications — 0.8%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22	1,750	1,786,269
3.400%	05/15/25	1,450	1,512,850
3.600%	07/15/25	1,100	1,157,941
3.800%	03/15/22	2,425	2,517,363
4.125%	02/17/26	1,600	1,728,355
4.250%	03/01/27	3,000	3,264,042
4.900%	08/15/37	475	538,729
MTN Mauritius Investments Ltd. (South Africa),
Gtd. Notes
4.755%	11/11/24	310	313,782
Telefonica Emisiones SA (Spain),
Gtd. Notes
4.570%	04/27/23	1,575	1,697,610
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.376%	02/15/25	650	685,664
3.875%	02/08/29	2,250	2,469,071
4.125%	08/15/46	25	27,853
4.329%	09/21/28	2,657	3,012,434
4.862%	08/21/46	100	122,138
5.012%	04/15/49	632	794,630
5.250%	03/16/37	700	866,644
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/16/24	675	710,749
			23,206,124
Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.900%	04/01/44	700	881,292
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22	875	893,035
4.875%	07/11/22	1,075	1,145,324
			2,038,359

Total Corporate Bonds (cost $390,301,456)			408,770,286
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Municipal Bonds — 0.3%
California — 0.2%
State of California,
General Obligation Unlimited, Taxable, BABs
7.550%	04/01/39		2,865	$ 4,740,028
Illinois — 0.1%
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33(a)		2,340	2,534,547
General Obligation Unlimited, BABs
6.630%	02/01/35		1,105	1,302,364
7.350%	07/01/35		220	268,198
				4,105,109
South Carolina — 0.0%
South Carolina Student Loan Corp.,
Revenue Bonds, 3 Month LIBOR + 1.000%
3.276%(c)	07/25/25		164	164,624

Total Municipal Bonds (cost $8,071,119)				9,009,761
Residential Mortgage-Backed Securities — 0.5%
Fannie Mae REMICS,
Series 2007-33, Class HF, 1 Month LIBOR + 0.350% (Cap 7.000%, Floor 0.350%)
2.368%(c)	04/25/37		234	234,058
Series 2011-52, Class GB
5.000%	06/25/41		1,003	1,119,334
Series 2011-99, Class DB
5.000%	10/25/41		975	1,091,057
Series 2012-111, Class B
7.000%	10/25/42		146	170,114
Series 2012-153, Class B
7.000%	07/25/42		549	649,770
Freddie Mac REMICS,
Series 2755, Class ZA
5.000%	02/15/34		493	552,724
Series 4273, Class PD
6.500%	11/15/43		969	1,135,102
Permanent Master Issuer PLC (United Kingdom),
Series 2018-01A, Class 1A1, 144A, 3 Month LIBOR + 0.380% (Cap N/A, Floor 0.000%)
2.683%(c)	07/15/58		8,300	8,302,648

Total Residential Mortgage-Backed Securities (cost $12,975,861)				13,254,807
Sovereign Bonds — 2.6%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes
3.125%	10/11/27		1,050	1,102,492
4.125%	10/11/47		750	877,470
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
9.375%	05/08/48		710	748,300
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
3.375%	01/15/23	EUR	140	57,986
3.380%(cc)	12/31/38	EUR	10	4,152

A31

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
3.750%(cc)	12/31/38		1,160	$ 455,312
5.000%	01/15/27	EUR	200	83,604
5.250%	01/15/28	EUR	1,530	642,071
6.875%	01/26/27		770	322,638
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes, 144A
5.625%	09/30/31		310	312,698
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.125%	03/27/25		1,910	1,999,770
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		4,000	4,216,040
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	320	370,123
Dominican Republic Bond (Dominican Republic),
Bonds
12.000%	03/05/32	DOP	14,800	319,075
Sr. Unsec’d. Notes
10.750%	08/11/28	DOP	9,900	198,929
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
6.850%	01/27/45		2,170	2,416,837
Sr. Unsec’d. Notes, 144A
6.400%	06/05/49		170	181,052
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
8.875%	10/23/27		200	199,252
9.625%	06/02/27		2,620	2,721,551
Sr. Unsec’d. Notes, 144A
7.875%	03/27/25		270	268,920
9.500%	03/27/30		420	424,830
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
5.625%	04/16/30	EUR	1,440	1,568,906
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, 144A
7.125%	01/20/50		150	152,625
Gabon Government International Bond (Gabon),
Sr. Unsec’d. Notes
6.950%	06/16/25		470	467,302
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
7.625%	05/16/29		1,020	1,019,317
8.950%	03/26/51		790	790,975
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
4.900%	06/01/30		1,070	1,130,562
6.125%	06/01/50		380	442,704
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes
7.500%	03/15/24		480	531,605
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
6.625%	02/17/37		490	663,790
Sr. Unsec’d. Notes, 144A, MTN
4.125%	01/15/25		550	585,251
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, EMTN
4.125%	01/15/25		4,620	$ 4,916,110
5.250%	01/17/42		240	288,582
5.875%	01/15/24		1,480	1,664,680
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
6.625%	03/22/48	EUR	270	297,319
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
7.875%	07/28/45		230	300,727
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
8.250%	02/28/48		510	520,416
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes
3.500%	03/20/27		7,100	7,648,546
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes, GMTN
6.650%	11/03/28		270	173,621
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.600%	01/30/25		1,550	1,609,675
4.500%	04/22/29		640	695,206
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
8.747%	01/21/31		1,300	1,457,885
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A, MTN
4.875%	02/01/25		630	630,306
6.000%	08/01/29		530	526,968
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.000%	09/22/24		920	982,100
Panama Notas del Tesoro (Panama),
Sr. Unsec’d. Notes, 144A
3.750%	04/17/26		260	274,300
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
5.000%	04/15/26		1,280	1,395,213
Sr. Unsec’d. Notes, 144A
5.600%	03/13/48		430	496,654
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
4.325%	05/28/25		1,470	1,576,928
4.550%	03/29/26		1,250	1,363,750
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
3.250%	06/02/26		540	567,022
4.000%	03/14/29		200	221,500
4.500%	04/23/28		1,620	1,845,831
4.817%	03/14/49		200	247,411
Sr. Unsec’d. Notes, 144A
5.103%	04/23/48		1,840	2,350,600
Republic of Armenia International Bond (Armenia),
Sr. Unsec’d. Notes, 144A
3.950%	09/26/29		200	195,869

A32

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Republic of Azerbaijan International Bond (Azerbaijan),
Sr. Unsec’d. Notes
3.500%	09/01/32		190	$ 184,067
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.850%	09/30/29		550	547,883
4.875%	04/14/26		2,130	2,199,055
5.750%	09/30/49		510	507,406
Republic of Uzbekistan Bond (Uzbekistan),
Sr. Unsec’d. Notes, EMTN
4.750%	02/20/24		200	209,500
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
2.000%	12/08/26	EUR	100	117,688
4.625%	04/03/49	EUR	310	438,069
Unsec’d. Notes, MTN
2.875%	05/26/28	EUR	560	690,748
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes
4.250%	06/23/27		800	850,560
5.100%	03/28/35		1,000	1,131,056
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
4.625%	10/04/47		510	578,977
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes
4.750%	03/13/28	EUR	330	373,338
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes, 144A
1.500%	06/26/29	EUR	160	181,445
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.750%	04/18/28		1,410	1,344,451
Sr. Unsec’d. Notes, 144A
6.350%	06/28/24		1,450	1,449,369
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
6.000%	01/14/41		560	501,274
6.250%	09/26/22		1,680	1,722,000
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
0.000%(cc)	05/31/40		780	727,543
7.750%	09/01/22		130	136,500
7.750%	09/01/23		130	136,581
7.750%	09/01/24		1,640	1,730,200
7.750%	09/01/27		780	811,169
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	01/23/31		340	375,193
Zambia Government International Bond (Zambia),
Unsec’d. Notes
5.375%	09/20/22		490	341,943

Total Sovereign Bonds (cost $75,158,916)				74,809,373
U.S. Government Agency Obligations — 13.7%
Federal Home Loan Mortgage Corp.
3.000%	05/01/42		102	104,979
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	07/01/42	19	$ 19,174
3.000%	08/01/42	20	20,917
3.000%	08/01/42	25	26,151
3.000%	08/01/42	119	122,296
3.000%	10/01/42	17	17,274
3.000%	10/01/42	66	67,629
3.000%	12/01/42	17	18,010
3.000%	01/01/43	125	129,120
3.000%	02/01/43	133	137,354
3.000%	02/01/43	344	354,699
3.000%	03/01/43	738	761,754
3.000%	03/01/43	844	870,647
3.000%	06/01/43	631	650,522
4.000%	02/01/41	19	20,426
4.000%	02/01/41	34	36,189
4.500%	08/01/48	3,649	3,947,541
5.000%	04/01/33	23	24,136
5.000%	08/01/33	1	1,161
5.000%	08/01/33	211	233,221
5.000%	09/01/33	1	623
5.000%	09/01/33	4	4,703
5.000%	10/01/33	1	739
5.000%	04/01/34	1	1,120
5.000%	11/01/34	5	5,928
5.000%	12/01/34	127	139,749
5.000%	12/01/34	191	210,529
5.000%	07/01/35	1	1,120
5.000%	11/01/35	2	1,829
5.000%	04/01/37	158	174,700
5.000%	01/01/39	28	31,161
5.000%	04/01/39	212	234,236
5.000%	07/01/39	24	26,319
5.000%	10/01/49	40,480	43,474,750
Federal National Mortgage Assoc.
2.500%	TBA	14,000	13,934,922
3.000%	11/01/42	23	23,948
3.000%	12/01/42	18	18,193
3.000%	12/01/42	19	19,242
3.000%	12/01/42	37	38,371
3.000%	12/01/42	42	43,358
3.000%	12/01/42	45	46,353
3.000%	12/01/42	70	72,408
3.000%	12/01/42	192	197,957
3.000%	12/01/42	783	806,665
3.000%	01/01/43	14	13,987
3.000%	01/01/43	14	14,605
3.000%	01/01/43	17	17,180
3.000%	01/01/43	17	17,919
3.000%	01/01/43	19	19,472
3.000%	01/01/43	20	20,282
3.000%	01/01/43	20	21,189
3.000%	01/01/43	21	21,693
3.000%	01/01/43	30	31,448
3.000%	01/01/43	32	33,309
3.000%	01/01/43	47	48,371
3.000%	01/01/43	65	67,008
3.000%	01/01/43	91	94,023
3.000%	01/01/43	185	191,411

A33

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	03/01/43	18	$ 18,875
3.000%	03/01/43	23	23,804
3.000%	03/01/43	175	180,717
3.000%	03/01/43	402	416,537
3.000%	03/01/43	1,304	1,348,983
3.000%	04/01/43	44	45,189
3.000%	04/01/43	57	58,527
3.000%	04/01/43	100	103,432
3.000%	04/01/43	182	188,262
3.000%	04/01/43	205	211,792
3.000%	04/01/43	205	212,581
3.000%	04/01/43	1,618	1,674,679
3.000%	05/01/43	83	86,392
3.000%	05/01/43	91	94,313
3.000%	05/01/43	202	208,706
3.000%	05/01/43	387	400,524
3.000%	05/01/43	428	443,216
3.000%	05/01/43	813	841,044
3.000%	03/01/44	792	814,472
3.500%	TBA	33,000	33,848,203
4.000%	11/01/45	650	685,527
4.000%	03/01/46	195	205,845
4.000%	03/01/46	230	242,496
4.000%	06/01/46	296	311,649
4.000%	08/01/46	72	75,725
4.000%	10/01/46	80	84,055
4.000%	10/01/46	385	403,530
4.000%	06/01/47	696	736,689
4.000%	12/01/47	1,071	1,141,515
4.000%	01/01/48	2,715	2,898,535
4.000%	02/01/48	684	731,739
4.000%	02/01/48	1,719	1,835,367
4.000%	02/01/48	1,972	2,086,493
4.000%	02/01/48	2,665	2,820,367
4.000%	03/01/48	3,527	3,732,318
4.000%	05/01/48	884	935,106
4.000%	06/01/48	1,808	1,929,679
4.000%	06/01/48	1,814	1,936,773
4.000%	07/01/48	905	954,485
4.000%	07/01/48	910	970,917
4.000%	07/01/48	914	964,164
4.000%	07/01/48	921	974,381
4.500%	TBA	6,000	6,321,478
4.500%	TBA	26,000	27,376,821
4.500%	07/01/41	304	319,653
4.500%	12/01/44	258	277,178
4.500%	04/01/45	3,768	4,140,586
4.500%	05/01/45	424	465,887
4.500%	06/01/45	1,408	1,513,856
4.500%	08/01/45	142	153,143
4.500%	10/01/45	386	414,882
4.500%	11/01/45	211	226,917
4.500%	08/01/46	391	419,968
4.500%	07/01/47	2,904	3,107,435
4.500%	07/01/47	3,325	3,557,847
4.500%	11/01/47	1,421	1,519,916
4.500%	09/01/48	1,813	1,960,719
5.000%	10/01/43	5	5,216
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	05/01/44	354	$ 387,428
5.000%	12/01/44	652	713,583
5.000%	01/01/45	787	855,980
Government National Mortgage Assoc.
3.000%	TBA	16,000	16,418,125
3.000%	TBA	52,000	53,316,250
3.500%	TBA	12,000	12,425,391
4.000%	02/20/41	7	7,967
4.000%	10/20/41	2	1,915
4.000%	11/20/41	11	12,188
4.000%	04/20/42	6	6,457
4.000%	10/20/42	3	3,670
4.000%	08/20/43	62	65,657
4.000%	03/20/44	6	6,770
4.000%	05/20/44	8	8,195
4.000%	11/20/44	532	566,142
4.000%	05/20/45	55	58,914
4.000%	06/20/45	786	835,675
4.000%	07/20/45	2,670	2,837,771
4.000%	01/20/46	458	486,507
4.500%	TBA	1,000	1,044,048
4.500%	02/20/48	3,557	3,739,624
4.500%	05/20/48	5,200	5,439,242
4.500%	08/20/48	6,200	6,501,897
4.500%	09/20/48	54,312	57,061,523
5.000%	TBA	7,000	7,364,930
5.000%	07/15/40	176	187,840
5.000%	09/20/48	1,501	1,584,444
5.000%	10/20/48	6,973	7,372,412
5.000%	11/20/48	3,294	3,484,866
5.000%	01/20/49	11,463	12,098,681
5.000%	02/20/49	3,751	3,958,659
5.500%	11/15/32	23	24,994
5.500%	11/15/32	39	43,235
5.500%	01/15/33	36	38,780
5.500%	02/15/33	71	76,918
5.500%	03/15/33	38	43,700
5.500%	03/15/33	51	57,673
5.500%	07/15/33	43	47,542
5.500%	07/15/33	47	52,337
5.500%	08/15/33	31	33,450
5.500%	09/15/33	18	20,144
5.500%	04/15/34	53	57,369
5.500%	05/15/34	16	17,083
5.500%	09/15/34	45	50,359
5.500%	09/15/34	325	368,375
5.500%	12/15/34	365	411,509
5.500%	01/15/35	273	309,474

Total U.S. Government Agency Obligations (cost $384,091,257)			387,848,818
U.S. Treasury Obligations — 4.3%
U.S. Treasury Bonds
2.750%	11/15/42	4,730	5,307,762
3.000%	05/15/47	6,000	7,109,766
3.000%	02/15/48	11,890	14,117,053
3.125%	11/15/41	13,890	16,551,346
3.125%	05/15/48	17,360	21,100,537

A34

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
3.375%	05/15/44	4,720	$ 5,879,166
3.375%	11/15/48	10,400	13,251,469
3.750%	08/15/41	11,100	14,464,254
3.750%	11/15/43	11,170	14,692,477
U.S. Treasury Notes
1.750%	09/30/22	430	432,133
2.125%	05/31/26	60	61,908
2.875%	10/15/21	1,680	1,721,015
2.875%	10/31/23	160	168,206
2.875%	05/31/25	70	74,821
U.S. Treasury Strips Coupon
2.381%(s)	11/15/34	1,350	1,001,331
2.413%(s)	08/15/35	7,930	5,775,009

Total U.S. Treasury Obligations (cost $112,786,736)			121,708,253

Total Long-Term Investments (cost $2,383,781,481)			2,451,051,359

	Shares
Short-Term Investments — 18.1%
Affiliated Mutual Funds — 17.3%
PGIM Core Ultra Short Bond Fund(w)	457,197,263	457,197,263
PGIM Institutional Money Market Fund (cost $31,564,198; includes $31,510,874 of cash collateral for securities on loan)(b)(w)	31,559,647	31,562,802

Total Affiliated Mutual Funds (cost $488,761,461)		488,760,065
Options Purchased*~ — 0.8%
(cost $22,619,714)		23,977,103

Total Short-Term Investments (cost $511,381,175)		512,737,168

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—104.6% (cost $2,895,162,656)		2,963,788,527

Options Written*~ — (0.1)%
(premiums received $2,847,904)	(1,679,505)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—104.5% (cost $2,892,314,752)	2,962,109,022

Liabilities in excess of other assets(z) — (4.5)%	(128,593,819)

Net Assets — 100.0%	$ 2,833,515,203

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwanese Dollar
UAH	Ukraine Hryvna
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BABs	Build America Bonds
CAC40	French Stock Market Index
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
CVR	Contingent Value Rights
DAX	German Stock Index
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
GMTN	Global Medium Term Note
IBEX	Spanish Stock Index
JSE	Johannesburg Stock Exchange
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
M	Monthly payment frequency for swaps
MIB	Italian Stock Exchange
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
OMXS30	Nordic Exchange Stockholm Index
OTC	Over-the-counter
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust

A35

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
REMICS	Real Estate Mortgage Investment Conduit Security
RSP	Savings Shares
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SDR	Sweden Depositary Receipt
SGMX	Sigma X MTF
SGX	Singapore Exchange
SPI	Swiss Performance Index
STOXX	Stock Index of the Eurozone
Strips	Separate Trading of Registered Interest and Principal of Securities
SWX	SIX Swiss Exchange
TBA	To Be Announced
TOPIX	Tokyo Stock Price Index
TRQX	Turquoise Stock Exchange
USOIS	United States Overnight Index Swap
XEQT	Equiduct Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $32,764 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $30,563,100; cash collateral of $31,510,874 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	4.000%	TBA	10/10/19	(1,000)	$ (1,037,617)
Federal National Mortgage Assoc.	5.000%	TBA	11/13/19	(16,000)	(17,148,125)
Government National Mortgage Assoc.	5.000%	TBA	10/21/19	(6,000)	(6,325,781)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $24,479,531)					$(24,511,523)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
90 Day Euro Dollar Futures	Call	09/14/20	$ 97.50	199	498	$ 511,181
90 Day Euro Dollar Futures	Call	12/14/20	$ 97.50	105	263	271,688
90 Day Euro Dollar Futures	Call	03/15/21	$ 98.00	1,160	2,900	1,979,250
90 Day Euro Dollar Futures	Call	03/15/21	$ 98.25	3,162	7,905	3,992,025
90 Day Euro Dollar Futures	Call	06/14/21	$ 98.00	1,094	2,735	1,969,200
90 Day Euro Dollar Futures	Call	06/14/21	$ 98.25	2,778	6,945	3,785,025
90 Day Euro Dollar Futures	Call	09/13/21	$ 98.00	955	2,388	1,772,719
90 Day Euro Dollar Futures	Call	09/13/21	$ 98.25	2,710	6,775	3,861,750
90 Day Euro Dollar Futures	Call	12/13/21	$ 98.50	2,263	5,658	2,489,300
S&P 500 Index	Put	10/04/19	$2,910.00	30	3	7,950
S&P 500 Index	Put	10/11/19	$2,885.00	31	3	25,420
S&P 500 Index	Put	10/18/19	$2,850.00	31	3	28,520
S&P 500 Index	Put	10/25/19	$2,890.00	31	3	66,030
S&P 500 Index	Put	10/31/19	$2,860.00	8	1	16,720
A36

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Purchased (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Put	10/31/19	$2,885.00	5	1	$ 11,975
S&P 500 Index	Put	10/31/19	$2,910.00	9	1	27,243
S&P 500 Index	Put	10/31/19	$2,960.00	9	1	38,205
S&P 500 Index	Put	10/31/19	$2,990.00	24	2	121,920
S&P 500 Index	Put	10/31/19	$3,000.00	18	2	99,900
S&P 500 Index	Put	11/01/19	$2,965.00	30	3	127,800
S&P 500 Index	Put	11/08/19	$2,990.00	29	3	174,580
S&P 500 Index	Put	11/15/19	$2,950.00	30	3	147,300
S&P 500 Index	Put	11/29/19	$2,850.00	19	2	68,970
S&P 500 Index	Put	11/29/19	$2,860.00	5	1	19,850
S&P 500 Index	Put	11/29/19	$2,880.00	14	1	64,260
S&P 500 Index	Put	11/29/19	$2,890.00	16	2	76,960
S&P 500 Index	Put	11/29/19	$2,910.00	9	1	43,425
S&P 500 Index	Put	11/29/19	$2,950.00	3	—(r )	18,240
S&P 500 Index	Put	11/29/19	$2,965.00	11	1	69,410
S&P 500 Index	Put	11/29/19	$2,990.00	7	1	52,500
S&P 500 Index	Put	12/31/19	$2,885.00	3	—(r )	18,600
S&P 500 Index	Put	12/31/19	$2,950.00	16	2	128,640
S&P 500 Index	Put	12/31/19	$2,960.00	7	1	55,860
S&P 500 Index	Put	12/31/19	$2,990.00	11	1	100,870
Total Exchange Traded (cost $20,045,871)						$22,243,286

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Euro Stoxx 50 Index	Call	Barclays Bank PLC	12/20/19	$ 90.31	601	EUR	60	$ 174,729
S&P 500 Index	Put	Barclays Bank PLC	12/31/19	$2,961.50	48		5	409,505
S&P 500 Index	Put	Barclays Bank PLC	01/22/20	$2,801.58	213		21	1,149,583
Total OTC Traded (cost $2,573,843)								$ 1,733,817
Total Options Purchased (cost $22,619,714)								$23,977,103
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Call	10/31/19	$3,010.00	22	2	$ (75,020)
S&P 500 Index	Call	10/31/19	$3,040.00	69	7	(128,340)
S&P 500 Index	Call	10/31/19	$3,060.00	44	4	(54,340)
S&P 500 Index	Call	10/31/19	$3,075.00	19	2	(14,820)
S&P 500 Index	Call	10/31/19	$3,080.00	34	3	(21,080)
S&P 500 Index	Call	10/31/19	$3,100.00	37	4	(12,580)
S&P 500 Index	Call	10/31/19	$3,125.00	5	1	(950)
S&P 500 Index	Call	10/31/19	$3,130.00	11	1	(1,650)
S&P 500 Index	Call	10/31/19	$3,150.00	23	2	(2,415)
S&P 500 Index	Call	11/29/19	$3,030.00	17	2	(71,825)
S&P 500 Index	Call	11/29/19	$3,060.00	4	—(r )	(10,800)
S&P 500 Index	Call	11/29/19	$3,070.00	29	3	(66,700)
S&P 500 Index	Call	11/29/19	$3,100.00	31	3	(43,214)
S&P 500 Index	Call	11/29/19	$3,110.00	18	2	(20,808)
S&P 500 Index	Call	11/29/19	$3,135.00	18	2	(12,852)
S&P 500 Index	Call	12/31/19	$3,100.00	2	—(r )	(5,884)
S&P 500 Index	Call	12/31/19	$3,135.00	14	1	(26,950)
A37

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Written (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Call	12/31/19	$3,145.00	6	1	$ (10,140)
S&P 500 Index	Call	12/31/19	$3,170.00	9	1	(10,485)
S&P 500 Index	Put	10/04/19	$2,820.00	30	3	(1,770)
S&P 500 Index	Put	10/11/19	$2,795.00	31	3	(9,920)
S&P 500 Index	Put	10/18/19	$2,740.00	31	3	(9,765)
S&P 500 Index	Put	10/25/19	$2,795.00	31	3	(30,101)
S&P 500 Index	Put	10/31/19	$2,750.00	14	1	(12,740)
S&P 500 Index	Put	10/31/19	$2,775.00	5	1	(5,500)
S&P 500 Index	Put	10/31/19	$2,800.00	9	1	(12,132)
S&P 500 Index	Put	10/31/19	$2,850.00	2	—(r )	(3,880)
S&P 500 Index	Put	10/31/19	$2,890.00	24	2	(61,440)
S&P 500 Index	Put	10/31/19	$2,900.00	18	2	(49,500)
S&P 500 Index	Put	11/01/19	$2,885.00	30	3	(72,900)
S&P 500 Index	Put	11/08/19	$2,915.00	29	3	(109,823)
S&P 500 Index	Put	11/15/19	$2,865.00	30	3	(94,500)
S&P 500 Index	Put	11/29/19	$2,700.00	19	2	(32,566)
S&P 500 Index	Put	11/29/19	$2,730.00	5	1	(9,980)
S&P 500 Index	Put	11/29/19	$2,750.00	14	1	(31,640)
S&P 500 Index	Put	11/29/19	$2,770.00	16	2	(42,448)
S&P 500 Index	Put	11/29/19	$2,780.00	9	1	(22,365)
S&P 500 Index	Put	11/29/19	$2,855.00	3	—(r )	(10,995)
S&P 500 Index	Put	11/29/19	$2,865.00	11	1	(50,490)
S&P 500 Index	Put	11/29/19	$2,900.00	7	1	(33,005)
S&P 500 Index	Put	12/31/19	$2,745.00	3	—(r )	(10,530)
S&P 500 Index	Put	12/31/19	$2,830.00	16	2	(83,040)
S&P 500 Index	Put	12/31/19	$2,840.00	7	1	(35,770)
S&P 500 Index	Put	12/31/19	$2,875.00	11	1	(68,310)
Total Exchange Traded (premiums received $2,641,079)						$(1,495,963)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Put	Barclays Bank PLC	12/31/19	2,754.20	48	5	$ (183,542)
(premiums received $206,825)
Total Options Written (premiums received $2,847,904)							$(1,679,505)
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
220	30 Day Federal Funds	Nov. 2019	$ 90,065,121	$ 5,179
1	90 Day Euro Dollar	Dec. 2020	246,313	1,233
256	2 Year U.S. Treasury Notes	Dec. 2019	55,168,000	46,747
98	5 Year U.S. Treasury Notes	Dec. 2019	11,676,547	16,021
863	10 Year U.S. Treasury Notes	Dec. 2019	112,459,687	(697,252)
117	20 Year U.S. Treasury Bonds	Dec. 2019	18,990,562	(342,112)
560	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	107,467,500	(1,634,802)
26	Amsterdam Index	Oct. 2019	3,288,151	33,440
46	ASX SPI 200 Index	Dec. 2019	5,186,523	15,524
108	CAC40 10 Euro	Oct. 2019	6,681,505	91,611
19	DAX Index	Dec. 2019	6,425,523	15,791
A38

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Futures contracts outstanding at September 30, 2019 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
9	Euro STOXX 50 Index	Dec. 2019	$ 348,731	$ 4,905
128	FTSE 100 Index	Dec. 2019	11,620,268	111,501
131	FTSE/JSE Top 40 Index	Dec. 2019	4,266,215	(180,546)
13	FTSE/MIB Index	Dec. 2019	1,563,310	10,698
10	Hang Seng China Enterprises Index	Oct. 2019	1,661,329	(18,290)
105	IBEX 35 Index	Oct. 2019	10,566,149	289,791
118	OMXS30 Index	Oct. 2019	1,975,147	(5,666)
2,124	S&P 500 E-Mini Index	Dec. 2019	316,316,700	(2,895,527)
41	S&P/TSX 60 Index	Dec. 2019	6,165,241	186
32	SGX MSCI Singapore Index	Oct. 2019	831,748	(3,762)
95	TOPIX Index	Dec. 2019	13,952,370	586,101
				(4,549,229)
Short Positions:
2	90 Day Euro Dollar	Mar. 2020	491,650	(3,350)
9	90 Day Euro Dollar	Jun. 2020	2,215,013	(16,898)
299	10 Year U.S. Ultra Treasury Notes	Dec. 2019	42,579,469	639,157
101	Mini MSCI Emerging Markets Index	Dec. 2019	5,059,595	172,505
229	MSCI Taiwan Stock Index	Oct. 2019	9,322,590	(108,748)
				682,666
				$(3,866,563)
Forward foreign currency exchange contracts outstanding at September 30, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	AUD	5,760	$ 3,919,283	$ 3,897,609	$ —	$ (21,674)
Brazilian Real,
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	5,426	1,310,247	1,305,789	—	(4,458)
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	555	132,898	133,464	566	—
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	550	134,032	132,252	—	(1,780)
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	547	134,028	131,608	—	(2,420)
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	544	133,055	130,867	—	(2,188)
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	542	132,063	130,386	—	(1,677)
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	264	63,610	63,578	—	(32)
Expiring 11/04/19	Morgan Stanley & Co. International PLC	BRL	5,256	1,255,683	1,261,812	6,129	—
Expiring 11/04/19	Morgan Stanley & Co. International PLC	BRL	553	131,994	132,656	662	—
British Pound,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	GBP	7,530	9,196,969	9,289,572	92,603	—
A39

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CAD	7,590	$ 5,700,030	$ 5,736,784	$ 36,754	$ —
Chilean Peso,
Expiring 10/01/19	Morgan Stanley & Co. International PLC	CLP	186,178	261,858	255,342	—	(6,516)
Expiring 10/01/19	Morgan Stanley & Co. International PLC	CLP	95,775	131,984	131,354	—	(630)
Expiring 10/01/19	Morgan Stanley & Co. International PLC	CLP	94,790	131,924	130,003	—	(1,921)
Expiring 10/01/19	Morgan Stanley & Co. International PLC	CLP	94,625	132,949	129,777	—	(3,172)
Expiring 10/01/19	Morgan Stanley & Co. International PLC	CLP	94,202	131,998	129,197	—	(2,801)
Expiring 10/01/19	Morgan Stanley & Co. International PLC	CLP	93,872	132,067	128,745	—	(3,322)
Expiring 10/01/19	Morgan Stanley & Co. International PLC	CLP	93,638	131,921	128,423	—	(3,498)
Expiring 10/01/19	Morgan Stanley & Co. International PLC	CLP	92,912	131,097	127,428	—	(3,669)
Expiring 10/01/19	Morgan Stanley & Co. International PLC	CLP	92,565	130,936	126,952	—	(3,984)
Expiring 10/25/19	Morgan Stanley & Co. International PLC	CLP	88,393	122,492	121,290	—	(1,202)
Colombian Peso,
Expiring 10/10/19	Morgan Stanley & Co. International PLC	COP	452,682	134,105	130,019	—	(4,086)
Expiring 10/10/19	Morgan Stanley & Co. International PLC	COP	439,082	130,524	126,113	—	(4,411)
Expiring 10/10/19	Morgan Stanley & Co. International PLC	COP	356,764	106,019	102,469	—	(3,550)
Expiring 10/10/19	Morgan Stanley & Co. International PLC	COP	232,230	69,051	66,701	—	(2,350)
Expiring 10/10/19	Morgan Stanley & Co. International PLC	COP	226,348	67,184	65,012	—	(2,172)
Expiring 11/08/19	Morgan Stanley & Co. International PLC	COP	1,001,397	287,316	287,221	—	(95)
Expiring 11/08/19	Morgan Stanley & Co. International PLC	COP	903,969	265,100	259,277	—	(5,823)
Expiring 11/08/19	Morgan Stanley & Co. International PLC	COP	900,592	266,030	258,308	—	(7,722)
Expiring 11/08/19	Morgan Stanley & Co. International PLC	COP	461,413	132,020	132,343	323	—
Expiring 11/08/19	Morgan Stanley & Co. International PLC	COP	459,180	131,975	131,702	—	(273)
Czech Koruna,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CZK	12,290	525,933	520,217	—	(5,716)
Danish Krone,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	DKK	6,350	945,680	933,245	—	(12,435)
Euro,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	EUR	15,810	17,549,954	17,340,518	—	(209,436)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	EUR	6,250	6,937,838	6,855,044	—	(82,794)
A40

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hong Kong Dollar,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	HKD	16,470	$ 2,102,054	$ 2,102,973	$ 919	$ —
Hungarian Forint,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	HUF	39,941	132,016	130,663	—	(1,353)
Indian Rupee,
Expiring 10/09/19	Morgan Stanley & Co. International PLC	INR	37,398	525,847	527,170	1,323	—
Expiring 10/09/19	Morgan Stanley & Co. International PLC	INR	14,516	205,000	204,620	—	(380)
Expiring 10/09/19	Morgan Stanley & Co. International PLC	INR	9,467	131,839	133,444	1,605	—
Expiring 10/09/19	Morgan Stanley & Co. International PLC	INR	4,821	67,665	67,956	291	—
Indonesian Rupiah,
Expiring 10/09/19	Morgan Stanley & Co. International PLC	IDR	4,693,372	326,404	330,289	3,885	—
Expiring 10/09/19	Morgan Stanley & Co. International PLC	IDR	2,031,219	141,598	142,943	1,345	—
Expiring 10/09/19	Morgan Stanley & Co. International PLC	IDR	1,900,567	131,910	133,749	1,839	—
Expiring 10/09/19	Morgan Stanley & Co. International PLC	IDR	1,888,389	131,915	132,893	978	—
Expiring 10/09/19	Morgan Stanley & Co. International PLC	IDR	1,120,288	80,072	78,839	—	(1,233)
Expiring 10/10/19	Morgan Stanley & Co. International PLC	IDR	1,934,109	135,994	136,094	100	—
Israeli Shekel,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ILS	680	194,683	196,469	1,786	—
Japanese Yen,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	JPY	1,447,000	13,714,912	13,463,371	—	(251,541)
Mexican Peso,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	MXN	10,574	528,794	529,037	243	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	MXN	3,466	175,379	173,405	—	(1,974)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	MXN	2,617	132,028	130,953	—	(1,075)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	MXN	1,556	78,910	77,858	—	(1,052)
New Taiwanese Dollar,
Expiring 10/03/19	Morgan Stanley & Co. International PLC	TWD	8,240	263,957	265,641	1,684	—
Expiring 10/30/19	Morgan Stanley & Co. International PLC	TWD	4,118	133,083	132,973	—	(110)
New Zealand Dollar,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	NZD	220	139,996	138,016	—	(1,980)
Norwegian Krone,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	NOK	3,250	359,123	357,699	—	(1,424)
A41

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 11/06/19	Morgan Stanley & Co. International PLC	PEN	1,441	$ 424,329	$ 426,810	$ 2,481	$ —
Expiring 11/06/19	Morgan Stanley & Co. International PLC	PEN	443	132,017	131,185	—	(832)
Expiring 11/06/19	Morgan Stanley & Co. International PLC	PEN	224	66,735	66,277	—	(458)
Polish Zloty,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	PLN	4,157	1,059,364	1,037,765	—	(21,599)
Russian Ruble,
Expiring 10/15/19	Morgan Stanley & Co. International PLC	RUB	52,855	822,513	813,256	—	(9,257)
Expiring 10/15/19	Morgan Stanley & Co. International PLC	RUB	44,390	688,372	683,009	—	(5,363)
Expiring 10/15/19	Morgan Stanley & Co. International PLC	RUB	8,579	131,937	132,006	69	—
Singapore Dollar,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	SGD	1,040	752,308	753,159	851	—
South African Rand,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ZAR	64,610	4,300,538	4,221,852	—	(78,686)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ZAR	6,677	446,424	436,292	—	(10,132)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ZAR	2,034	132,073	132,941	868	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ZAR	2,024	132,090	132,257	167	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ZAR	2,000	132,914	130,716	—	(2,198)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ZAR	1,590	106,461	103,883	—	(2,578)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ZAR	1,583	106,002	103,414	—	(2,588)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ZAR	1,203	79,556	78,591	—	(965)
South Korean Won,
Expiring 11/25/19	Morgan Stanley & Co. International PLC	KRW	749,086	628,397	627,208	—	(1,189)
Expiring 11/25/19	Morgan Stanley & Co. International PLC	KRW	158,898	132,975	133,045	70	—
Swedish Krona,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	SEK	13,800	1,421,072	1,409,711	—	(11,361)
Swiss Franc,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CHF	5,140	5,269,914	5,187,315	—	(82,599)
Turkish Lira,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	TRY	1,545	261,543	266,674	5,131	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	TRY	794	133,935	137,044	3,109	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	TRY	790	133,048	136,297	3,249	—
A42

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 12/18/19	Morgan Stanley & Co. International PLC	TRY	777	$ 132,923	$ 134,126	$ 1,203	$ —
Expiring 12/18/19	Morgan Stanley & Co. International PLC	TRY	766	132,027	132,256	229	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	TRY	288	48,231	49,638	1,407	—
				$88,872,724	$88,146,859	171,869	(897,734)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	5,256	$ 1,258,223	$ 1,264,857	$ —	$ (6,634)
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	554	132,016	133,264	—	(1,248)
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	551	132,017	132,639	—	(622)
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	548	131,947	131,966	—	(19)
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	547	132,036	131,637	399	—
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	540	132,911	129,887	3,024	—
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	431	106,000	103,695	2,305	—
Chilean Peso,
Expiring 10/01/19	Morgan Stanley & Co. International PLC	CLP	191,813	265,040	263,070	1,970	—
Expiring 10/01/19	Morgan Stanley & Co. International PLC	CLP	190,959	265,032	261,897	3,135	—
Expiring 10/01/19	Morgan Stanley & Co. International PLC	CLP	96,009	133,476	131,676	1,800	—
Expiring 10/01/19	Morgan Stanley & Co. International PLC	CLP	95,679	132,980	131,223	1,757	—
Expiring 10/01/19	Morgan Stanley & Co. International PLC	CLP	95,283	132,044	130,679	1,365	—
Expiring 10/01/19	Morgan Stanley & Co. International PLC	CLP	93,815	132,435	128,667	3,768	—
Expiring 10/01/19	Morgan Stanley & Co. International PLC	CLP	88,393	122,428	121,230	1,198	—
Expiring 10/01/19	Morgan Stanley & Co. International PLC	CLP	86,607	120,866	118,780	2,086	—
Expiring 10/25/19	Morgan Stanley & Co. International PLC	CLP	96,054	132,918	131,803	1,115	—
Expiring 10/25/19	Morgan Stanley & Co. International PLC	CLP	95,974	132,055	131,693	362	—
Expiring 10/25/19	Morgan Stanley & Co. International PLC	CLP	95,726	132,918	131,352	1,566	—
Expiring 10/25/19	Morgan Stanley & Co. International PLC	CLP	90,182	125,071	123,746	1,325	—
A43

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CNH	949	$ 133,095	$ 132,571	$ 524	$ —
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CNH	948	132,900	132,475	425	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CNH	947	133,059	132,368	691	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CNH	566	79,292	79,127	165	—
Colombian Peso,
Expiring 10/10/19	Morgan Stanley & Co. International PLC	COP	1,001,397	287,675	287,620	55	—
Expiring 10/10/19	Morgan Stanley & Co. International PLC	COP	488,414	142,616	140,281	2,335	—
Expiring 10/10/19	Morgan Stanley & Co. International PLC	COP	217,294	64,627	62,411	2,216	—
Expiring 11/08/19	Morgan Stanley & Co. International PLC	COP	935,367	271,121	268,282	2,839	—
Expiring 11/08/19	Morgan Stanley & Co. International PLC	COP	929,679	272,225	266,651	5,574	—
Expiring 11/08/19	Morgan Stanley & Co. International PLC	COP	454,952	131,903	130,490	1,413	—
Expiring 11/08/19	Morgan Stanley & Co. International PLC	COP	453,037	130,936	129,941	995	—
Expiring 11/08/19	Morgan Stanley & Co. International PLC	COP	449,418	129,165	128,902	263	—
Expiring 11/08/19	Morgan Stanley & Co. International PLC	COP	228,758	66,967	65,613	1,354	—
Euro,
Expiring 11/27/19	Morgan Stanley & Co. International PLC	EUR	5,092	5,621,976	5,574,518	47,458	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	EUR	1,420	1,580,805	1,557,618	23,187	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	EUR	119	132,539	130,520	2,019	—
Hong Kong Dollar,
Expiring 10/03/19	Morgan Stanley & Co. International PLC	HKD	117	14,859	14,865	—	(6)
Expiring 10/03/19	Morgan Stanley & Co. International PLC	HKD	117	14,859	14,865	—	(6)
Hungarian Forint,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	HUF	157,432	531,845	515,020	16,825	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	HUF	35,981	119,947	117,706	2,241	—
Indian Rupee,
Expiring 10/09/19	Morgan Stanley & Co. International PLC	INR	18,890	262,970	266,272	—	(3,302)
Expiring 10/09/19	Morgan Stanley & Co. International PLC	INR	15,127	210,558	213,235	—	(2,677)
Expiring 10/09/19	Morgan Stanley & Co. International PLC	INR	9,528	131,967	134,308	—	(2,341)
Expiring 10/09/19	Morgan Stanley & Co. International PLC	INR	9,514	131,917	134,112	—	(2,195)
Expiring 10/09/19	Morgan Stanley & Co. International PLC	INR	8,970	126,893	126,443	450	—
A44

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 10/09/19	Morgan Stanley & Co. International PLC	INR	4,173	$ 57,505	$ 58,821	$ —	$ (1,316)
Expiring 11/25/19	Morgan Stanley & Co. International PLC	INR	9,431	131,949	132,269	—	(320)
Expiring 12/03/19	Morgan Stanley & Co. International PLC	INR	14,516	203,577	203,419	158	—
Indonesian Rupiah,
Expiring 10/09/19	Morgan Stanley & Co. International PLC	IDR	3,804,045	264,335	267,705	—	(3,370)
Expiring 10/09/19	Morgan Stanley & Co. International PLC	IDR	3,794,816	264,318	267,055	—	(2,737)
Expiring 10/09/19	Morgan Stanley & Co. International PLC	IDR	2,991,562	211,045	210,527	518	—
Expiring 10/09/19	Morgan Stanley & Co. International PLC	IDR	1,878,684	133,038	132,210	828	—
Expiring 10/09/19	Morgan Stanley & Co. International PLC	IDR	910,580	62,940	64,081	—	(1,141)
Israeli Shekel,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ILS	472	134,002	136,242	—	(2,240)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ILS	465	132,060	134,315	—	(2,255)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ILS	464	131,929	134,189	—	(2,260)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ILS	463	131,974	133,735	—	(1,761)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ILS	437	125,076	126,398	—	(1,322)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ILS	330	95,040	95,469	—	(429)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ILS	117	33,343	33,790	—	(447)
Japanese Yen,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	JPY	740,000	7,013,846	6,885,207	128,639	—
Mexican Peso,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	MXN	3,183	160,061	159,266	795	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	MXN	3,124	157,979	156,273	1,706	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	MXN	2,679	132,996	134,010	—	(1,014)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	MXN	2,661	133,098	133,112	—	(14)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	MXN	2,629	133,030	131,531	1,499	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	MXN	2,623	133,062	131,205	1,857	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	MXN	2,623	131,968	131,228	740	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	MXN	2,617	132,989	130,954	2,035	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	MXN	2,128	106,970	106,482	488	—
A45

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar,
Expiring 10/03/19	Morgan Stanley & Co. International PLC	TWD	4,122	$ 132,975	$ 132,883	$ 92	$ —
Expiring 10/03/19	Morgan Stanley & Co. International PLC	TWD	4,118	132,796	132,758	38	—
Expiring 10/30/19	Morgan Stanley & Co. International PLC	TWD	16,495	536,412	532,645	3,767	—
Expiring 10/30/19	Morgan Stanley & Co. International PLC	TWD	8,207	264,924	265,004	—	(80)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	TWD	277,800	8,915,276	8,995,852	—	(80,576)
Peruvian Nuevo Sol,
Expiring 11/06/19	Morgan Stanley & Co. International PLC	PEN	446	133,078	132,039	1,039	—
Polish Zloty,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	PLN	520	132,094	129,730	2,364	—
Romanian Leu,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	RON	1,126	261,948	258,312	3,636	—
Russian Ruble,
Expiring 10/15/19	Morgan Stanley & Co. International PLC	RUB	8,522	133,019	131,128	1,891	—
Expiring 10/15/19	Morgan Stanley & Co. International PLC	RUB	8,508	131,994	130,906	1,088	—
Expiring 10/15/19	Morgan Stanley & Co. International PLC	RUB	8,483	132,900	130,521	2,379	—
Singapore Dollar,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	SGD	914	660,971	661,559	—	(588)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	SGD	365	265,902	264,534	1,368	—
South African Rand,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ZAR	2,011	132,027	131,418	609	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ZAR	2,007	134,031	131,148	2,883	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ZAR	1,995	133,050	130,391	2,659	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ZAR	1,991	131,931	130,072	1,859	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ZAR	1,954	131,988	127,686	4,302	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ZAR	1,255	82,853	82,026	827	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ZAR	749	49,474	48,964	510	—
South Korean Won,
Expiring 11/25/19	Morgan Stanley & Co. International PLC	KRW	157,810	132,061	132,134	—	(73)
Expiring 11/25/19	Morgan Stanley & Co. International PLC	KRW	31,668	26,551	26,516	35	—
Turkish Lira,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	TRY	766	132,090	132,170	—	(80)
A46

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 12/18/19	Morgan Stanley & Co. International PLC	TRY	586	$ 99,983	$ 101,036	$ —	$ (1,053)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	TRY	98	16,683	16,835	—	(152)
				$38,094,270	$37,907,735	308,813	(122,278)
						$480,682	$(1,020,012)
Cross currency exchange contracts outstanding at September 30, 2019:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
12/18/19	Buy	EUR	36	CZK	934	$ —	$ (31)	Morgan Stanley & Co. International PLC
12/18/19	Buy	EUR	42	ILS	163	—	(1,450)	Morgan Stanley & Co. International PLC
12/18/19	Buy	EUR	48	HUF	15,983	414	—	Morgan Stanley & Co. International PLC
12/18/19	Buy	EUR	83	ILS	327	—	(2,929)	Morgan Stanley & Co. International PLC
12/18/19	Buy	EUR	84	CZK	2,181	—	(128)	Morgan Stanley & Co. International PLC
12/18/19	Buy	EUR	120	ILS	463	—	(2,021)	Morgan Stanley & Co. International PLC
12/18/19	Buy	EUR	120	HUF	39,981	938	—	Morgan Stanley & Co. International PLC
12/18/19	Buy	EUR	121	PLN	528	1,008	—	Morgan Stanley & Co. International PLC
12/18/19	Buy	EUR	121	CZK	3,138	—	(36)	Morgan Stanley & Co. International PLC
12/18/19	Buy	EUR	121	HUF	40,606	—	(44)	Morgan Stanley & Co. International PLC
12/18/19	Buy	HUF	40,068	PLN	527	—	(484)	Morgan Stanley & Co. International PLC
12/18/19	Buy	HUF	40,153	EUR	120	—	(229)	Morgan Stanley & Co. International PLC
12/18/19	Buy	PLN	212	EUR	49	—	(395)	Morgan Stanley & Co. International PLC
12/18/19	Buy	PLN	219	EUR	50	—	(385)	Morgan Stanley & Co. International PLC
12/18/19	Buy	PLN	1,053	EUR	242	—	(2,419)	Morgan Stanley & Co. International PLC
12/18/19	Buy	PLN	4,182	EUR	958	—	(7,133)	Morgan Stanley & Co. International PLC
12/18/19	Buy	RON	578	EUR	121	—	(53)	Morgan Stanley & Co. International PLC
12/18/19	Buy	TRY	783	EUR	120	3,616	—	Morgan Stanley & Co. International PLC
12/18/19	Buy	ZAR	1,967	EUR	121	—	(4,175)	Morgan Stanley & Co. International PLC
						$5,976	$(21,912)
Credit default swap agreements outstanding at September 30, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2019(4)	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Federal Republic of Brazil	06/20/24	1.000%(Q)	2,900	1.246%	$(52,480)	$(31,003)	$21,477
General Electric Co.	06/20/24	1.000%(Q)	2,300	1.159%	(29,225)	(15,677)	13,548
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)	1,680	0.692%	23,455	24,024	569
Kingdom of Saudi Arabia	12/20/24	1.000%(Q)	1,000	0.759%	13,403	12,326	(1,077)
Republic of Colombia	06/20/24	1.000%(Q)	2,830	0.836%	(11,729)	21,931	33,660
Republic of Indonesia	06/20/24	1.000%(Q)	160	0.815%	1,044	1,385	341
Republic of Philippines	06/20/24	1.000%(Q)	1,000	0.435%	25,816	26,033	217
Russian Federation	12/20/24	1.000%(Q)	410	0.863%	(3,379)	2,912	6,291
The Boeing Company	06/20/24	1.000%(Q)	1,300	0.413%	32,741	35,174	2,433
					$ (354)	$ 77,105	$77,459

A47

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Credit default swap agreements outstanding at September 30, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2019(4)	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.32.V1	06/20/24	1.000%(Q)	23,075	0.533%	$ 501,970	$ 493,711	$ (8,259)
CDX.NA.IG.33.V1	12/20/24	1.000%(Q)	52,350	0.602%	1,024,187	1,045,857	21,670
					$1,526,157	$1,539,568	$13,411
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	930	12/18/26	0.500%(A)	6 Month EURIBOR(1)(S)	$ (59,445)	$ (58,445)	$ 1,000
EUR	1,690	12/18/29	0.750%(A)	6 Month EURIBOR(1)(S)	(162,782)	(167,427)	(4,645)
EUR	150	12/18/39	0.250%(A)	6 Month EURIBOR(1)(S)	1,432	(1,716)	(3,148)
EUR	180	12/18/49	1.250%(A)	6 Month EURIBOR(1)(S)	(53,720)	(60,528)	(6,808)
KRW	14,326,020	12/18/21	1.250%(Q)	3 Month KWCDC(2)(Q)	36,901	6,707	(30,194)
	85,610	12/20/19	2.250%(S)	3 Month LIBOR(2)(Q)	96,991	496,486	399,495
	20,660	09/15/21	1.287%(A)	1 Day USOIS(2)(A)	2,311	(873)	(3,184)
	3,080	12/18/21	1.750%(S)	3 Month LIBOR(1)(Q)	(14,810)	(12,143)	2,667
	28,800	07/25/24	—(3)	—(3)	475	3,842	3,367
	14,060	06/30/26	0.971%(A)	1 Day USOIS(1)(A)	199,352	235,100	35,748
	12,150	12/20/28	2.790%(S)	3 Month LIBOR(1)(Q)	(146,739)	(1,385,477)	(1,238,738)
	8,900	05/15/29	1.295%(S)	3 Month LIBOR(2)(Q)	(306,252)	(195,145)	111,107
	25,430	08/02/29	2.013%(S)	3 Month LIBOR(2)(Q)	216,142	721,274	505,132
	10,090	05/15/45	1.485%(S)	3 Month LIBOR(1)(Q)	816,935	487,478	(329,457)
A48

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest rate swap agreements outstanding at September 30, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
6,920	08/02/52	2.230%(S)	3 Month LIBOR(2)(Q)	$(202,311)	$ (795,217)	$ (592,906)
				$ 424,480	$ (726,084)	$(1,150,564)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Month LIBOR plus 9.00 bps quarterly.

Total return swap agreements outstanding at September 30, 2019:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Euro Stoxx Supersector Return Index	1 Month EURIBOR-10 bps(M)	JPMorgan Chase Bank, N.A.	10/02/19	EUR (3,066)	$ (7,306)	$—	$ (7,306)
Euro Stoxx Supersector Return Index	3 Month EURIBOR+10 bps(Q)	Morgan Stanley Capital Group Inc.	10/07/19	EUR 15,954	(35,333)	—	(35,333)
Euro Stoxx Supersector Return Index	6 Month EURIBOR-12 bps(S)	Barclays Bank PLC	4/02/20	EUR 12,977	—	—	—
					$(42,639)	$—	$(42,639)

(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A49